UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3591

CALVERT VARIABLE SERIES, INC.
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Fiscal quarter ended March 31, 2010

Item 1. Schedule of Investments.

CVS CALVERT SOCIAL EQUITY PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2010
EQUITY SECURITIES - 99.0%	SHARES	VALUE
Air Freight & Logistics - 2.3%
C.H. Robinson Worldwide, Inc.	2,200	$122,870
United Parcel Service, Inc., Class B	1,300	83,733
		206,603

Beverages - 2.0%
PepsiCo, Inc.	2,800	185,248

Biotechnology - 3.4%
Genzyme Corp.*	1,200	62,196
Gilead Sciences, Inc.*	5,500	250,140
		312,336

Capital Markets - 7.8%
Charles Schwab Corp.	9,500	177,555
Franklin Resources, Inc.	1,400	155,260
Goldman Sachs Group, Inc.	1,000	170,630
Northern Trust Corp.	2,700	149,202
T. Rowe Price Group, Inc.	1,100	60,423
		713,070

Chemicals - 2.7%
Ecolab, Inc.	5,500	241,725

Commercial Banks - 5.3%
SunTrust Banks, Inc.	6,400	171,456
Wells Fargo & Co.	6,700	208,504
Zions Bancorporation	4,750	103,645
		483,605

Communications Equipment - 7.7%
Cisco Systems, Inc.*	12,300	320,169
QUALCOMM, Inc.	9,100	382,109
		702,278

Computers & Peripherals - 9.4%
Apple, Inc.*	1,900	446,367
Hewlett-Packard Co.	7,700	409,255
		855,622

Electrical Equipment - 1.0%
Emerson Electric Co.	1,800	90,612

Energy Equipment & Services - 5.0%
Cameron International Corp.*	2,900	124,294
FMC Technologies, Inc.*	2,800	180,964
Noble Corp.*	3,500	146,370
		451,628

Food & Staples Retailing - 5.5%
Costco Wholesale Corp.	1,900	113,449
CVS Caremark Corp.	10,500	383,880
		497,329

Gas Utilities - 1.7%
Questar Corp.	3,600	155,520

Health Care Equipment & Supplies - 10.3%
DENTSPLY International, Inc.	6,200	216,070
St. Jude Medical, Inc.*	5,200	213,460
Stryker Corp.	5,900	337,598
Varian Medical Systems, Inc.*	3,000	165,990
		933,118

Hotels, Restaurants & Leisure - 1.1%
Starbucks Corp.*	4,100	99,507

Household Products - 3.5%
Procter & Gamble Co.	5,000	316,350

Insurance - 3.1%
Aflac, Inc.	5,200	282,308

Internet & Catalog Retail - 3.1%
Amazon.com, Inc.*	1,100	149,303
NetFlix, Inc.*	1,800	132,732
		282,035

Internet Software & Services - 3.6%
Google, Inc.*	570	323,196

IT Services - 1.0%
Cognizant Technology Solutions Corp.*	1,800	91,764

Machinery - 2.8%
Danaher Corp.	2,200	175,802
Deere & Co.	1,300	77,298
		253,100

Media - 0.9%
Omnicom Group, Inc.	2,200	85,382

Multiline Retail - 4.7%
Kohl's Corp.*	1,700	93,126
Target Corp.	6,300	331,380
		424,506

Oil, Gas & Consumable Fuels - 1.8%
Suncor Energy, Inc.	5,000	162,700

Pharmaceuticals - 4.2%
Allergan, Inc.	1,700	111,044
Novartis AG (ADR)	5,000	270,500
		381,544

Semiconductors & Semiconductor Equipment - 0.6%
Linear Technology Corp.	2,100	59,388

Software - 2.4%
Microsoft Corp.	7,350	215,134

Specialty Retail - 1.5%
Lowe's Co.'s, Inc.	5,700	138,168

Trading Companies & Distributors - 0.6%
Fastenal Co.	1,200	57,588

Total Equity Securities (Cost $7,814,998)		9,001,364

TIME DEPOSIT - 1.1%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.01%, 4/1/10	$96,494	96,494

Total Time Deposit (Cost $96,494)		96,494

TOTAL INVESTMENTS (Cost $7,911,492) - 100.1%		9,097,858
Other assets and liabilities, net - (0.1%)		(8,445)
NET ASSETS - 100%		$9,089,413
		=========
* Non-income producing security.

Abbreviations: ADR: American Depositary Receipt

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS CALVERT INCOME PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2010
ASSET-BACKED SECURITIES - 1.6%	PRINCIPAL AMOUNT	VALUE
AmeriCredit Automobile Receivables Trust, 4.63%, 6/6/12	$154,086	$154,158
Capital One Auto Finance Trust, 5.03%, 4/15/12	167,367	168,514
Captec Franchise Trust, 8.155%, 6/15/13 (e)	167,554	146,423
Centex Home Equity, 7.36%, 7/25/32 (r)	40,179	6,111
Countrywide Asset-Backed Certificates, 0.696%, 11/25/34 (r)	72,415	53,863
DB Master Finance LLC, 5.779%, 6/20/31 (e)	250,000	242,702
Enterprise Mortgage Acceptance Co. LLC, 7.115%, 1/15/27 (e)(r)	363,710	174,581
Household Automotive Trust, 5.43%, 6/17/11	3,526	3,532

Total Asset-Backed Securities (Cost $1,040,404)		949,884

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 2.6%
Banc of America Mortgage Securities, Inc.:
4.798%, 8/25/19 (r)	215,869	67,172
4.131%, 7/20/32 (r)	47,572	41,863
Chase Funding Mortgage Loan, 4.045%, 5/25/33 (r)	19,252	19,019
Countrywide Home Loan Mortgage Pass Through Trust, 0.586%, 6/25/35 (e)(r)	207,226	128,724
Impac CMB Trust:
0.866%, 4/25/35 (r)	93,983	32,737
0.566%, 8/25/35 (r)	77,907	52,590
Residential Asset Securitization Trust, 6.25%, 11/25/36	86,518	55,819
Salomon Brothers Mortgage Securities VII, Inc., 3.692%, 9/25/33 (r)	82,310	32,612
Structured Asset Securities Corp., 5.50%, 6/25/35	1,250,000	860,023
WaMu Mortgage Pass Through Certificates, 4.821%, 10/25/35 (r)	400,000	313,364

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $1,571,043)		1,603,923

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%
Crown Castle Towers LLC, 5.245%, 11/15/36 (e)	400,000	419,292
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	350,000	300,545

Total Commercial Mortgage-Backed Securities (Cost $746,113)		719,837

CORPORATE BONDS - 64.4%
Alcoa, Inc., 6.00%, 1/15/12	500,000	528,022
Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)*	96,336	-
American National Red Cross, 5.422%, 11/15/13	335,000	338,055
APL Ltd., 8.00%, 1/15/24 (b)	300,000	252,000
ArcelorMittal, 5.375%, 6/1/13	500,000	530,390
Atlantic City Electric Co., 6.625%, 8/1/13	500,000	561,174
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (b)(e)	200,000	178,152
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	650,000	6,500
BAC Capital Trust XV, 1.052%, 6/1/56 (r)	400,000	254,352
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	659,462	696,556
Bank of America Corp., 4.50%, 4/1/15	500,000	503,871
Bank of Nova Scotia, 0.502%, 3/5/12 (r)	300,000	300,000
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	1,300,000	1,262,625
C10 Capital SPV Ltd., 6.722% to 12/31/16, floating rate thereafter to 12/31/49 (e)(r)	400,000	284,500
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	300,000	207,000
Calpine Corp. Escrow (b)*	125,000	-
Cantor Fitzgerald LP, 7.875%, 10/15/19 (e)	300,000	299,785
Capital One Bank, 8.80%, 7/15/19	300,000	362,489
Capital One Capital V, 10.25%, 8/15/39	200,000	236,658
Capital One Capital VI, 8.875%, 5/15/40	200,000	216,961
Cargill, Inc., 1.499%, 1/21/11 (e)(r)	400,000	399,596
Chase Capital VI, 0.874%, 8/1/28 (r)	500,000	376,752
Chesapeake Energy Corp., 7.625%, 7/15/13	500,000	521,250
Citibank, 0.251%, 7/12/11 (r)	300,000	299,930
Citigroup Funding, Inc., 0.579%, 4/30/12 (r)	300,000	302,083
Citigroup, Inc., 6.01%, 1/15/15	500,000	524,992
COX Communications, Inc., 7.75%, 11/1/10	300,000	311,454
Credit Agricole SA:
0.599%, 2/2/12 (e)(r)	400,000	399,770
6.637% to 5/31/17, floating rate thereafter to 5/29/49 (e)(r)	300,000	262,140
Credit Suisse USA, Inc., 0.45%, 8/16/11 (r)	300,000	300,192
Crown Castle Towers LLC, 6.113%, 1/15/20 (e)	500,000	507,159
CVS Pass-Through Trust, 7.507%, 1/10/32 (e)	498,955	554,848
Deutsche Bank Capital Funding Trust VII, 5.628% to 1/19/16, floating rate thereafter to 1/29/49 (e)(r)	250,000	207,500
Deutsche Bank Capital Trust, 2.089%, 12/29/49 (b)(r)	200,000	154,000
Dexia Credit Local:
0.928%, 9/23/11 (e)(r)	300,000	302,167
0.501%, 1/12/12 (e)(r)	500,000	503,750
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	100,000	99,920
Discover Financial Services, 0.786%, 6/11/10 (r)	600,000	599,362
Dominion Resources, Inc.:
1.308%, 6/17/10 (r)	300,000	300,540
6.30% to 9/30/11, floating rate thereafter to 9/30/66 (r)	400,000	378,576
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	800,000	761,000
Fleet Capital Trust V, 1.261%, 12/18/28 (r)	300,000	186,510
FMG Finance Proprietary Ltd., 4.252%, 9/1/11 (e)(r)	1,000,000	1,001,250
Ford Motor Credit Co. LLC:
7.875%, 6/15/10	400,000	403,500
5.507%, 6/15/11 (r)	200,000	202,792
3.001%, 1/13/12 (r)	350,000	339,938
FPL Group Capital, Inc., 0.65%, 11/9/12 (r)	500,000	499,198
General Electric Capital Corp., 0.391%, 6/20/13 (b)	500,000	472,500
General Motors Corp.:
7.40%, 9/1/25 (ii)*	200,000	72,000
8.375%, 7/15/33 (ii)*	500,000	186,250
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)*	400,000	108,000
3.046%, 4/20/10 (e)(r)(y)*	600,000	177,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(r)(y)*	100,000	1,000
GMAC, Inc., 8.30%, 2/12/15 (e)	250,000	262,500
Goldman Sachs Group, Inc.:
5.45%, 11/1/12	500,000	540,493
0.649%, 7/22/15 (r)	300,000	285,675
Great River Energy, 5.829%, 7/1/17 (e)	416,349	459,411
Greif, Inc., 6.75%, 2/1/17	200,000	203,000
HCP, Inc., 5.95%, 9/15/11	250,000	260,827
HJ Heinz Finance Co., 7.125%, 8/1/39 (e)	305,000	346,729
Howard Hughes Medical Institute, 3.45%, 9/1/14	200,000	205,979
HRPT Properties Trust, 0.857%, 3/16/11 (r)	450,000	442,477
Irwin Land LLC, 5.03%, 12/15/25 (e)	150,000	136,485
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	27,324	150
John Deere Capital Corp., 0.951%, 1/18/11 (r)	500,000	502,707
JPMorgan Chase Capital XXIII, 1.25%, 5/15/77 (r)	600,000	450,284
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/14	50,000	50,375
Kaupthing Bank HF, 5.75%, 10/4/11 (e)(y)*	600,000	160,500
Kern River Funding Corp., 6.676%, 7/31/16 (e)	41,520	44,785
Koninklijke Philips Electronics NV, 1.406%, 3/11/11 (r)	200,000	200,641
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	1,000,000	880,000
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	200,000	181,668
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	42,000	424
8.30%, 12/1/37 (e)(m)*	100,000	1,010
Masco Corp., 7.125%, 3/15/20	450,000	452,810
Massachusetts Institute of Technology, 7.25%, 11/2/96	150,000	170,757
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	300,000	242,676
Merrill Lynch & Co., Inc., 0.711%, 1/15/15 (r)	400,000	372,569
Metropolitan Life Global Funding I, 0.651%, 7/13/11 (e)(r)	400,000	399,946
Morgan Stanley, 0.701%, 10/18/16 (r)	400,000	364,292
National Australia Bank Ltd., 0.73%, 1/8/13 (e)(r)	500,000	505,000
National Fuel Gas Co., 6.50%, 4/15/18	100,000	105,189
National Semiconductor Corp., 6.15%, 6/15/12	300,000	319,289
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	400,000	416,491
6.59%, 7/7/38	70,000	71,629
New Albertsons, Inc., 8.35%, 5/1/10	500,000	498,125
New York University, 5.236%, 7/1/32	300,000	296,778
Noble Group Ltd., 6.75%, 1/29/20 (e)	300,000	311,625
Ohana Military Communities LLC, 5.675%, 10/1/26 (e)	600,000	607,032
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(w)*	250,000	-
Overseas Shipholding Group, Inc., 8.125%, 3/30/18	100,000	98,750
Pacific Pilot Funding Ltd., 0.999%, 10/20/16 (e)(r)	89,742	75,511
Pepco Holdings, Inc.:
0.877%, 6/1/10 (r)	160,000	160,009
6.45%, 8/15/12	500,000	537,505
Pioneer Natural Resources Co.:
5.875%, 7/15/16	250,000	245,111
6.65%, 3/15/17	200,000	200,150
7.50%, 1/15/20	200,000	204,000
Prime Property Fund, Inc., 5.50%, 1/15/14 (e)	150,000	146,708
Puget Sound Energy, Inc., 7.02%, 12/1/27	377,000	406,927
Rabobank Nederland NV, 11.00% to 6/30/19, floating rate thereafter to 6/29/49 (e)(r)	200,000	257,054
Reed Elsevier Capital, Inc., 0.587%, 6/15/10 (r)	300,000	300,026
Rochester Gas & Electric Corp., 6.375%, 9/1/33	475,000	483,978
Royal Bank of Scotland Group plc, 6.40%, 10/21/19	250,000	249,896
Royal Bank of Scotland plc, 4.875%, 3/16/15	250,000	249,348
Skyway Concession Co. LLC, 0.569%, 6/30/17 (b)(e)(r)	150,000	127,785
Southern Co., 0.649%, 10/21/11 (r)	400,000	401,863
SouthTrust Bank, 6.565%, 12/15/27	899,000	921,747
Sprint Capital Corp., 7.625%, 1/30/11	400,000	410,000
SunTrust Bank:
0.361%, 5/21/12 (r)	300,000	289,293
0.542%, 8/24/15 (r)	250,000	223,280
TIERS Trust:
8.45%, 12/1/17 (b)(e)(n)*	219,620	2,196
STEP, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	83,030
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/34 (b)(e)	975,000	99,850
2/15/43 (b)(e)	2,500,000	498,300
2/15/45 (b)(e)	7,282,568	1,005,941
UnitedHealth Group, Inc., 0.451%, 6/21/10 (r)	250,000	249,987
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)	300,000	255,000
Westpac Banking Corp., 0.549%, 10/21/11 (e)(r)	400,000	400,304
Williams Co.'s, Inc., 2.251%, 10/1/10 (e)(r)	550,000	554,088
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (e)	395,358	363,957
Yara International ASA, 7.875%, 6/11/19 (e)	200,000	233,460

Total Corporate Bonds (Cost $40,127,278)		39,221,391

TAXABLE MUNICIPAL OBLIGATIONS - 13.4%
Adams-Friendship Area Wisconsin School District GO Bonds, 5.21%, 3/1/13	140,000	151,806
Aspen Colorado Public Facilities Authorities COPs, 5.30%, 9/1/11	135,000	142,070
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	285,000	276,302
Ewing Township New Jersey School District GO Bonds, 4.80%, 5/1/16	940,000	996,748
Jackson & Williamson Counties Illinois Community High School District GO Bonds, Zero Coupon:
12/1/25	180,000	57,139
12/1/26	180,000	53,019
6/15/27	180,000	50,881
Kern County California PO Revenue Bonds, Zero Coupon:
8/15/19	170,000	85,294
8/15/20	365,000	181,054
Linden New Jersey GO Bonds, 5.63%, 4/1/21	285,000	258,253
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	250,000	221,432
New Jersey State Economic Development Authority State Pension Funding Revenue Bonds, Zero Coupon, 2/15/21	360,000	179,075
New York City IDA Revenue Bonds, 6.027%, 1/1/46	200,000	145,946
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.411%, 9/1/21	200,000	173,160
Oconto Falls Wisconsin Public School District GO Bonds, 5.70%, 3/1/16	495,000	545,282
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/16	236,000	166,406
Oregon State Local Governments GO Bonds, Zero Coupon, 6/1/18	500,000	298,220
Oregon State School Boards Association GO Bonds, Zero Coupon, 6/30/16	275,000	207,669
Owen Withee Wisconsin School District GO Bonds, 5.64%, 3/1/16	95,000	104,350
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/20	380,000	171,042
Redlands California PO Revenue Bonds, Zero Coupon:
8/1/22	175,000	69,379
8/1/23	185,000	65,997
8/1/24	200,000	64,496
8/1/25	215,000	63,975
8/1/26	230,000	63,142
Sacramento City California Financing Authority Tax Allocation Bonds, 5.015%, 12/1/10	200,000	202,928
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	400,000	411,352
San Bernardino County California Financing Authority PO Revenue Bonds, Zero Coupon:
8/1/12	200,000	174,610
8/1/15	251,000	173,393
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	200,000	155,828
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.36%, 8/1/16	150,000	159,975
Shell Lake Wisconsin School District GO Bonds, 6.03%, 4/1/24	470,000	485,491
Sonoma County California PO Revenue Bonds, 6.625%, 6/1/13	170,000	181,594
Thorp Wisconsin School District GO Bonds, 5.75%, 4/1/16	180,000	198,704
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	250,000	196,825
Wells Fargo Bank NA Custodial Receipts Revenue Bonds, 6.584%, 9/1/27	250,000	246,270
West Covina California Public Financing Authority Lease Revenue Bonds:
5.39%, 6/1/11	60,000	61,558
5.41%, 6/1/12	80,000	82,721
6.05%, 6/1/26	750,000	628,357

Total Taxable Municipal Obligations (Cost $8,529,243)		8,151,743

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 4.4%
AgFirst FCB:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	350,000	339,833
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (b)(e)(r)	350,000	232,750
7.30%, 10/14/49 (b)(e)	200,000	160,000
AgriBank FCB, 9.125%, 7/15/19	300,000	341,298
New Valley Generation I, 7.299%, 3/15/19	340,367	389,998
New Valley Generation V, 4.929%, 1/15/21 (b)	211,296	220,206
Postal Square LP, 8.95%, 6/15/22	358,570	448,451
Vessel Management Services, Inc.:
5.85%, 5/1/27	200,000	219,318
5.125%, 4/16/35	300,000	312,909

Total U.S. Government Agencies and Instrumentalities (Cost $2,688,941)		2,664,763

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Fannie Mae, 5.00%, 1/25/24	7,470	7,488
Government National Mortgage Association, 5.50%, 1/16/32	357,554	26,077

Total U.S. Government Agency Mortgage-Backed Securities (Cost $53,224)		33,565

U.S. TREASURY - 8.0%
United States Treasury Bonds:
4.50%, 5/15/38	50,000	48,516
3.50%, 2/15/39	312,000	252,476
4.50%, 8/15/39	215,000	207,643
4.375%, 11/15/39	1,375,000	1,300,449
4.625%, 2/15/40	150,000	147,844
United States Treasury Notes:
2.125%, 11/30/14	520,000	513,175
2.375%, 2/28/15	160,000	158,900
3.625%, 2/15/20	2,315,000	2,275,211

Total U.S. Treasury (Cost $4,951,197)		4,904,214

TIME DEPOSIT - 2.8%
State Street Corp. Time Deposit, 0.01%, 4/1/10	1,707,807	1,707,807

Total Time Deposit (Cost $1,707,807)		1,707,807

EQUITY SECURITIES - 0.7%	SHARES
Avado Brands, Inc. (b)*	1,601	16
Conseco, Inc.*	6,301	39,192
First Republic Preferred Capital Corp., Preferred (e)	300	277,500
Intermet Corp. (b)*	1,573	16
Woodbourne Capital:
Trust I, Preferred (b)(e)	50,000	34,750
Trust II, Preferred (b)(e)	50,000	34,750
Trust III, Preferred (b)(e)	50,000	34,750
Trust IV, Preferred (b)(e)	50,000	34,750

Total Equity Securities (Cost $679,486)		455,724

TOTAL INVESTMENTS (Cost $62,094,736) - 99.1%		60,412,851
Other assets and liabilities, net - 0.9%		527,191
NET ASSETS - 100%		$60,940,042
		=========

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	32	6/10	$3,720,000	($4,910)
30 Year U.S. Treasury Bonds	15	6/10	1,741,875	3,358
Total Purchased				($1,552)
				=============
Sold:
2 Year U.S. Treasury Notes	152	6/10	$32,976,875	($32,996)
5 Year U.S. Treasury Notes	90	6/10	10,335,938	40,385
Total Sold				$7,389
				=============

(b) This security was valued by the Board of Directors.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(w) Security is in default and is no longer accruing interest.
(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Bank HF and Kaupthing Bank HF (the "Banks") on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. These securities are no longer accruing interest.

(ii) General Motors filed for Chapter 11 bankruptcy on June 1, 2009. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:

COPs: Certificates of Participation
FCB: Farm Credit Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL INTERNATIONAL EQUITY PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2010
EQUITY SECURITIES - 99.8%	SHARES	VALUE
Australia - 9.8%
Amcor Ltd.	5,217	$30,560
AMP Ltd.	1,829	10,496
Aristocrat Leisure Ltd.	372	1,545
ASX Ltd.	160	4,978
Australia & New Zealand Banking Group Ltd.	3,665	85,202
AXA Asia Pacific Holdings Ltd.	1,313	7,607
BlueScope Steel Ltd.*	13,676	36,482
CFS Retail Property Trust	6,560	11,275
Cochlear Ltd.	36	2,404
Commonwealth Bank of Australia	2,316	119,508
CSL Ltd.	606	20,237
Fairfax Media Ltd.	4,116	6,792
GPT Group	17,211	9,072
Harvey Norman Holdings Ltd.	821	2,724
Insurance Australia Group Ltd.	2,106	7,491
Lend Lease Group:
Common	1,514	12,019
Rights*	344	303
National Australia Bank Ltd.	3,130	78,962
OneSteel Ltd.	14,902	53,277
Origin Energy Ltd.	6,490	98,462
QBE Insurance Group Ltd.	1,282	24,480
Santos Ltd.	8,452	113,585
Sims Metal Management Ltd.	1,810	35,939
Suncorp-Metway Ltd.	1,983	15,524
TABCORP Holdings Ltd.	1,250	7,906
Telstra Corp. Ltd.	7,735	21,201
Toll Holdings Ltd.	2,565	17,447
Westfield Group	3,929	43,437
Westpac Banking Corp.	4,190	106,933
Woodside Petroleum Ltd.	3,329	143,124
		1,128,972

Austria - 0.9%
Erste Bank der Oesterreichischen Sparkassen AG	458	19,264
Raiffeisen International Bank Holding AG	95	4,523
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	616	24,486
Voestalpine AG	1,259	50,999
		99,272

Belgium - 0.9%
Colruyt SA	12	2,958
Delhaize Group	317	25,510
Dexia SA*	1,314	7,848
Fortis NV*	4,027	14,357
KBC Groep NV*	338	16,391
UCB SA	352	15,051
Umicore SA	772	26,996
		109,111

Denmark - 1.2%
Danske Bank A/S*	790	19,462
DSV A/S	722	12,920
Novo Nordisk A/S, Series B	706	54,859
Novozymes A/S, Series B	208	23,051
Vestas Wind Systems A/S*	574	31,233
		141,525

Finland - 1.7%
Metso Oyj	794	25,677
Neste Oil Oyj	3,709	64,762
Nokia Oyj	3,115	48,576
Nokian Renkaat Oyj	57	1,482
Rautaruukki Oyj	1,582	34,234
Sampo Oyj	539	14,318
Stora Enso Oyj, Series R*	1,421	10,840
		199,889

France - 10.5%
Accor SA	325	18,004
Air Liquide SA	798	95,928
Atos Origin SA*	204	10,258
AXA SA	2,937	65,424
BNP Paribas	1,222	93,976
Bureau Veritas SA	251	13,341
Cap Gemini SA	398	19,632
Carrefour SA	1,108	53,476
Casino Guichard-Perrachon SA	337	28,555
Cie Generale d'Optique Essilor International SA	304	19,436
CNP Assurances SA	143	13,523
Compagnie Generale des Etablissements Michelin, Series B	362	26,713
Credit Agricole SA	1,888	33,094
Dassault Systemes SA	156	9,240
France Telecom SA	2,614	62,630
Groupe Danone	1,281	77,272
Ipsen SA	98	4,792
JC Decaux SA*	123	3,442
Lafarge SA	685	48,269
L'Oreal SA	453	47,703
PagesJaunes Groupe	847	9,740
PPR SA	178	23,730
PSA Peugeot Citroen SA*	374	11,027
Publicis Groupe	593	25,408
Renault SA*	347	16,285
Sanofi-Aventis SA	1,631	121,745
Schneider Electric SA	793	93,139
SCOR SE	431	10,901
Societe BIC SA	144	11,041
Unibail-Rodamco	247	50,110
Vallourec SA	248	50,078
Veolia Environnement	1,385	48,104
		1,216,016

Germany - 5.7%
Adidas AG	524	28,065
Allianz SE	800	100,442
Beiersdorf AG	418	25,036
Celesio AG	390	12,485
Commerzbank AG*	1,132	9,708
Deutsche Bank AG	983	75,822
Deutsche Post AG	2,884	50,103
Deutsche Telekom AG	4,870	66,097
Merck KGAA	311	25,238
Metro AG	599	35,582
Muenchener Rueckversicherungs AG	408	66,301
Puma AG Rudolf Dassler Sport	67	21,254
SAP AG	1,618	78,474
SolarWorld AG	667	10,072
Suedzucker AG	1,366	30,189
United Internet AG*	670	10,176
Volkswagen AG:
Common	100	9,671
Rights (Expires 4/9/2010)*	100	66
		654,781

Greece - 0.5%
Alpha Bank AE*	890	8,438
EFG Eurobank Ergasias SA*	824	7,578
National Bank of Greece SA*	1,357	27,347
Piraeus Bank SA*	763	6,677
Titan Cement Co. SA	373	9,888
		59,928

Hong Kong - 2.2%
ASM Pacific Technology Ltd.	1,886	17,779
Bank of East Asia Ltd.	5,595	20,680
Esprit Holdings Ltd.	2,410	19,026
Hang Seng Bank Ltd.	2,740	38,181
Hong Kong Exchanges and Clearing Ltd.	2,723	45,449
Li & Fung Ltd.	5,981	29,386
MTR Corp.	18,095	68,396
Wing Hang Bank Ltd.	1,328	12,126
		251,023

India - 0.7%
State Bank of India Ltd. (GDR)	833	78,302

Ireland - 0.0%
Elan Corp. plc*	482	3,638

Italy - 1.8%
Assicurazioni Generali SpA	1,462	35,138
Banca Monte dei Paschi di Siena SpA	2,721	4,033
Banca Popolare di Milano Scarl	645	4,011
Italcementi SpA	1,208	13,985
Luxottica Group SpA	444	11,890
Mediolanum SpA	224	1,313
Pirelli & C. SpA*	17,364	10,686
Prysmian SpA	1,217	23,949
Telecom Italia SpA-RSP	23,700	34,170
UniCredit SpA*	21,963	64,979
		204,154

Japan - 20.8%
Advantest Corp.	148	3,705
Aeon Co. Ltd.	1,520	17,267
Aisin Seiki Co. Ltd.	375	11,242
Amada Co. Ltd.	2,053	17,233
Asahi Glass Co. Ltd.	4,137	46,641
Astellas Pharma, Inc.	1,023	37,076
Bank of Yokohama Ltd.	334	1,638
Benesse Corp.	31	1,344
Brother Industries Ltd.	684	8,275
Canon, Inc.	1,630	75,566
Central Japan Railway Co.	3	22,869
Chiba Bank Ltd.	961	5,752
Chugai Pharmaceutical Co. Ltd.	575	10,823
Credit Saison Co. Ltd.	130	2,018
Dai Nippon Printing Co. Ltd.	1,967	26,599
Daihatsu Motor Co. Ltd.	569	5,440
Daiichi Sankyo Co. Ltd.	763	14,304
Daito Trust Construction Co. Ltd.	266	12,844
Daiwa House Industry Co. Ltd.	1,575	17,790
Denso Corp.	1,010	30,116
Dentsu, Inc.	316	8,313
DIC Corp.	1,308	2,829
East Japan Railway Co.	698	48,576
Eisai Co. Ltd.	642	22,924
FamilyMart Co. Ltd.	58	1,847
Fanuc Ltd.	565	60,009
FUJIFILM Holdings Corp.	654	22,547
Fujitsu Ltd.	3,486	22,842
Furukawa Electric Co. Ltd.	2,893	15,054
Hino Motors Ltd.*	1,980	8,374
Honda Motor Co. Ltd.	2,378	84,019
HOYA Corp.	584	16,063
Isuzu Motors Ltd.*	479	1,298
Ito En Ltd.	307	4,756
JS Group Corp.	1,566	31,907
JSR Corp.	1,413	29,546
Kao Corp.	685	17,382
KDDI Corp.	5	25,910
Keihin Electric Express Railway Co. Ltd.	139	1,143
Keio Corp.	1,633	11,032
Keisei Electric Railway Co. Ltd.	1,155	7,036
Kikkoman Corp.	1,119	13,107
Kintetsu Corp.	522	1,626
Kobe Steel Ltd.*	27,460	59,095
Konami Corp.	44	849
Konica Minolta Holdings, Inc.	734	8,574
Kubota Corp.	4,248	38,750
Kuraray Co. Ltd.	2,377	32,016
Kurita Water Industries Ltd.	657	18,606
Kyocera Corp.	286	27,896
Kyowa Hakko Kirin Co. Ltd.	1,306	13,493
Lawson, Inc.	195	8,330
Mazda Motor Corp.*	602	1,695
Minebea Co. Ltd.	2,486	15,145
Mitsubishi Chemical Holdings Corp.	3,831	19,606
Mitsubishi Estate Co. Ltd.	1,915	31,370
Mitsubishi Gas Chemical Co., Inc.	2,767	16,679
Mitsubishi Rayon Co. Ltd.*	3,201	13,537
Mitsubishi Tanabe Pharma Corp.	933	13,186
Mitsumi Electric Co. Ltd.	140	3,067
Mizuho Financial Group, Inc.	14,313	28,350
Murata Manufacturing Co. Ltd.	301	17,113
Nikon Corp.	460	10,052
Nintendo Co. Ltd.	125	41,890
Nippon Express Co. Ltd.	3,873	16,670
Nippon Sheet Glass Co. Ltd.	451	1,333
Nippon Telegraph & Telephone Corp.	866	36,531
Nippon Yusen Kabushiki Kaisha	758	2,995
Nissan Motor Co. Ltd.*	4,266	36,585
Nisshin Seifun Group, Inc.	1,669	21,568
Nisshin Steel Co. Ltd.	11,874	24,790
Nissin Foods Holdings Co. Ltd.	516	17,375
Nitto Denko Corp.	713	27,711
Nomura Holdings, Inc.	4,015	29,618
Nomura Research Institute Ltd.	158	3,603
NSK Ltd.	2,189	17,296
NTT Data Corp.	2	6,670
NTT DoCoMo, Inc.	22	33,542
Obayashi Corp.	2,430	10,797
Olympus Corp.	478	15,353
Ono Pharmaceutical Co. Ltd.	141	6,280
Oracle Corp. Japan	51	2,367
ORIX Corp.	137	12,160
Osaka Gas Co. Ltd.	12,126	43,493
Panasonic Corp.	1,956	29,947
Resona Holdings, Inc.	287	3,632
Ricoh Co. Ltd.	1,100	17,195
Rohm Co. Ltd.	104	7,772
Santen Pharmaceutical Co. Ltd.	196	5,888
SANYO Electric Co. Ltd.*	558	896
SBI Holdings, Inc.	18	3,556
Secom Co. Ltd.	543	23,778
Sega Sammy Holdings, Inc.	432	5,236
Sekisui Chemical Co. Ltd.	481	3,265
Sekisui House Ltd.	469	4,690
Sharp Corp.	1,183	14,807
Shimano, Inc.	90	3,984
Shimizu Corp.	2,408	10,055
Shinko Electric Industries Co. Ltd.	324	5,016
Shiseido Co. Ltd.	210	4,564
SMC Corp.	263	35,733
Softbank Corp.	1,215	29,959
Sompo Japan Insurance, Inc.	569	3,996
Sony Corp.	1,336	51,209
Stanley Electric Co. Ltd.	418	8,114
Sumitomo Chemical Co. Ltd.	5,216	25,522
Sumitomo Realty & Development Co. Ltd.	931	17,733
Sumitomo Trust & Banking Co. Ltd.	2,105	12,351
Suzuken Co. Ltd.	144	5,080
Taisho Pharmaceutical Co. Ltd.	43	783
Taiyo Nippon Sanso Corp.	2,732	26,735
TDK Corp.	224	14,917
Teijin Ltd.	2,933	9,860
Terumo Corp.	335	17,862
Tobu Railway Co. Ltd.	909	5,051
Tokyo Electron Ltd.	259	17,193
Tokyo Gas Co. Ltd.	10,676	47,093
Tokyu Corp.	2,272	9,511
Tokyu Land Corp.	1,317	5,034
Toppan Printing Co. Ltd.	2,341	21,154
Toray Industries, Inc.	5,102	29,825
TOTO Ltd.	1,456	9,930
Toyo Seikan Kaisha Ltd.	1,015	17,996
Toyoda Gosei Co. Ltd.	273	7,661
Toyota Boshoku Corp.	374	7,192
Toyota Industries Corp.	266	7,604
Toyota Motor Corp.	3,473	139,255
Trend Micro, Inc.	160	5,585
Ube Industries Ltd.	5,663	14,552
Ushio, Inc.	725	12,311
Yamada Denki Co. Ltd.	26	1,921
Yamato Holdings Co. Ltd.	1,925	27,082
		2,402,803

Netherlands - 3.9%
Aegon NV*	3,240	22,217
ASML Holding NV	540	19,325
Corio NV	305	20,393
ING Groep NV (CVA)*	5,278	52,768
Koninklijke KPN NV	2,580	40,931
Koninklijke Philips Electronics NV	2,850	91,509
QIAGEN NV*	861	19,855
Randstad Holding NV*	514	24,460
Reed Elsevier NV	709	8,628
TNT NV	1,077	30,925
Unilever NV (CVA)	3,473	105,194
Wolters Kluwer NV	767	16,655
		452,860

New Zealand - 0.3%
Contact Energy Ltd.*	7,319	33,241

Norway - 1.6%
DnB NOR ASA*	920	10,514
Orkla ASA	1,364	12,065
StatoilHydro ASA	6,205	143,710
Telenor ASA*	419	5,684
Yara International ASA	406	17,631
		189,604

Portugal - 0.7%
Cimpor Cimentos de Portugal SGPS SA	370	2,800
Galp Energia SGPS SA, B Shares	4,347	75,608
		78,408

Singapore - 1.8%
CapitaMall Trust	11,553	14,617
City Developments Ltd.	3,564	27,005
ComfortDelgro Corp. Ltd.	13,720	15,299
Neptune Orient Lines Ltd.	7,240	10,402
Oversea-Chinese Banking Corp. Ltd.	6,633	41,298
SembCorp Industries Ltd.	15,324	45,240
Singapore Exchange Ltd.	2,624	14,349
Singapore Telecommunications Ltd.	18,666	42,297
		210,507

South Africa - 0.0%
VenFin DD Holdings Ltd.*	2,900	5,181

Spain - 3.9%
Acciona SA	187	20,767
ACS Actividades de Construccion y Servicios SA	581	26,843
Banco Bilbao Vizcaya Argentaria SA	5,257	72,025
Banco Popular Espanol SA	295	2,174
Banco Santander SA	10,959	145,849
Cintra Concesiones de Infraestructuras de Transporte SA	493	4,801
Gamesa Corp. Tecnologica SA	661	9,074
Gas Natural SDG SA	1,673	30,932
Inditex SA	131	8,647
Mapfre SA	2,303	8,460
Sacyr Vallehermoso SA*	712	6,290
Telefonica SA	5,062	120,085
		455,947

Sweden - 3.8%
Alfa Laval AB	1,886	27,828
Assa Abloy AB	1,512	29,656
Atlas Copco AB	3,362	52,267
Hennes & Mauritz AB, B Shares	487	31,711
Holmen AB, Series B	187	5,049
Nordea Bank AB	4,492	44,426
Sandvik AB	3,319	41,578
Skandinaviska Enskilda Banken AB*	1,670	10,693
SKF AB, Series B	2,475	44,077
SSAB Svenskt Stal AB	3,401	61,276
Svenska Cellulosa AB	2,106	30,110
Svenska Handelsbanken AB	620	18,210
Swedbank AB*	94	967
Telefonaktiebolaget LM Ericsson, Series B	1,647	17,398
TeliaSonera AB	2,867	20,395
		435,641

Switzerland - 7.3%
Adecco SA	543	30,866
Baloise Holding AG	156	13,853
Credit Suisse Group AG	1,679	86,669
Geberit AG	379	67,924
Givaudan SA	41	36,020
Logitech International SA*	199	3,279
Nobel Biocare Holding AG	230	6,160
Novartis AG	3,293	178,114
Roche Holding AG	1,010	164,033
Sonova Holding AG	185	23,017
STMicroelectronics NV	540	5,383
Swatch Group AG, Bearer Shares	116	37,040
Swiss Life Holding AG*	77	10,129
Swiss Reinsurance*	666	32,829
UBS AG*	4,427	72,066
Zurich Financial Services AG	281	72,138
		839,520

United Kingdom - 19.8%
3i Group plc	2,356	10,416
Admiral Group plc	281	5,631
Autonomy Corp. plc*	523	14,475
Aviva plc	5,391	31,536
Barclays plc	15,965	87,333
BG Group plc	11,991	207,632
British Land Co. plc	3,417	24,959
BT Group plc	13,863	26,078
Bunzl plc	3,606	39,473
Burberry Group plc	2,054	22,282
Cable & Wireless Communications plc	5,539	4,655
Cable & Wireless Worldwide*	5,539	7,737
Cadbury plc	4,059	53,815
Capita Group plc	2,872	32,987
Centrica plc	19,604	87,476
Compass Group plc	5,926	47,325
FirstGroup plc	2,429	13,239
GlaxoSmithKline plc	8,650	166,196
Home Retail Group plc	2,820	11,603
HSBC Holdings plc	22,857	231,814
Intercontinental Hotels Group plc	1,063	16,655
International Power plc	9,509	46,040
J Sainsbury plc	6,760	33,623
Johnson Matthey plc	1,544	40,929
Kingfisher plc	7,630	24,837
Land Securities Group plc	2,208	22,729
Legal & General Group plc	14,703	19,655
Liberty International plc	1,571	12,009
Lloyds TSB Group plc*	52,233	49,778
Man Group plc	4,133	15,154
Marks & Spencer Group plc	2,828	15,891
Next plc	480	15,770
Old Mutual plc*	18,902	35,155
Pearson plc	2,749	43,239
Prudential plc	5,230	43,474
Reckitt Benckiser Group plc	1,330	73,037
Reed Elsevier plc	2,185	17,433
Royal Bank of Scotland Group plc*	25,457	17,006
RSA Insurance Group plc	8,011	15,507
Sage Group plc	6,000	21,781
Schroders plc	765	16,342
Scottish & Southern Energy plc	3,734	62,417
Severn Trent plc	1,837	33,329
Smith & Nephew plc	1,856	18,499
Tesco plc	17,445	115,333
Tomkins plc	7,463	26,740
United Utilities Group plc	5,083	43,140
Vodafone Group plc	76,563	176,688
Whitbread plc	971	21,730
William Morrison Supermarkets plc	9,892	44,079
Wolseley plc*	1,027	24,823
		2,289,484

Total Equity Securities (Cost $11,358,254)		11,539,807

TOTAL INVESTMENTS (Cost $11,358,254) - 99.8%		11,539,807
Other assets and liabilities, net - 0.2%		23,041
NET ASSETS - 100%		$11,562,848
		=============

* Non-income producing security.

Abbreviations:
CVA: Certificaten Van Aandelen GDR: Global Depositary Receipt

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL MID CAP GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2010
EQUITY SECURITIES - 97.1%	SHARES	VALUE
Capital Markets - 3.0%
Affiliated Managers Group, Inc.*	13,900	$1,098,100

Chemicals - 2.3%
Praxair, Inc.	10,200	846,600

Construction & Engineering - 0.8%
EMCOR Group, Inc.*	12,400	305,412

Diversified Consumer Services - 2.3%
ITT Educational Services, Inc.*	7,500	843,600

Diversified Financial Services - 2.2%
IntercontinentalExchange, Inc.*	7,200	807,696

Electronic Equipment & Instruments - 5.9%
Amphenol Corp.	23,700	999,903
Itron, Inc.*	16,235	1,178,174
		2,178,077

Energy Equipment & Services - 4.6%
FMC Technologies, Inc.*	17,600	1,137,488
Superior Energy Services, Inc.*	27,400	575,948
		1,713,436

Food Products - 2.2%
J.M. Smucker Co.	13,700	825,562

Gas Utilities - 4.4%
Energen Corp.	15,200	707,256
Questar Corp.	21,000	907,200
		1,614,456

Health Care Equipment & Supplies - 4.9%
Hospira, Inc.*	18,700	1,059,355
Kinetic Concepts, Inc.*	16,150	772,132
		1,831,487

Health Care Providers & Services - 8.8%
AmerisourceBergen Corp.	21,300	615,996
HealthSpring, Inc.*	45,100	793,760
Laboratory Corp. of America Holdings*	6,700	507,257
Lincare Holdings, Inc.*	30,300	1,359,864
		3,276,877

Hotels, Restaurants & Leisure - 2.3%
Brinker International, Inc.	45,100	869,528

Household Durables - 1.8%
Tupperware Brands Corp.	13,700	660,614

Household Products - 2.5%
Church & Dwight Co., Inc.	13,900	930,605

IT Services - 6.7%
Fidelity National Information Services, Inc.	36,000	843,840
Syntel, Inc.	20,500	788,635
Wright Express Corp.*	28,400	855,408
		2,487,883

Leisure Equipment & Products - 1.4%
Polaris Industries, Inc.	10,200	521,832

Life Sciences - Tools & Services - 5.5%
Dionex Corp.*	14,700	1,099,266
Mettler-Toledo International, Inc.*	8,500	928,200
		2,027,466

Machinery - 5.2%
Bucyrus International, Inc.	18,000	1,187,820
SPX Corp.	11,200	742,784
		1,930,604

Metals & Mining - 2.0%
Reliance Steel & Aluminum Co.	15,000	738,450

Multiline Retail - 3.9%
Dollar Tree, Inc.*	14,200	840,924
Nordstrom, Inc.	14,800	604,580
		1,445,504

Oil, Gas & Consumable Fuels - 2.0%
Denbury Resources, Inc.*	42,900	723,723

Professional Services - 0.9%
Towers Watson & Co.	6,900	327,750

Semiconductors & Semiconductor Equipment - 3.1%
Hittite Microwave Corp.*	5,500	241,835
National Semiconductor Corp.	63,700	920,465
		1,162,300

Software - 2.9%
Sybase, Inc.*	23,100	1,076,922

Specialty Retail - 4.1%
GameStop Corp.*	28,700	628,817
Ross Stores, Inc.	16,600	887,602
		1,516,419

Textiles, Apparel & Luxury Goods - 4.8%
Deckers Outdoor Corp.*	8,700	1,200,600
Phillips-Van Heusen Corp.	10,300	590,808
		1,791,408

Thrifts & Mortgage Finance - 2.0%
Hudson City Bancorp, Inc.	51,100	723,576

Trading Companies & Distributors - 2.3%
WESCO International, Inc.*	25,010	868,097

Wireless Telecommunication Services - 2.3%
NII Holdings, Inc.*	20,500	854,030

Total Equity Securities (Cost $29,562,472)		35,998,014

TIME DEPOSIT - 2.7%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.01%, 4/1/10	$1,003,057	1,003,057

Total Time Deposit (Cost $1,003,057)		1,003,057

TOTAL INVESTMENTS (Cost $30,565,529) - 99.8%		37,001,071
Other assets and liabilities, net - 0.2%		71,152
NET ASSETS - 100%		$37,072,223
		=========

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL BALANCED PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2010
EQUITY SECURITIES - 61.2%	SHARES	VALUE
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	31,400	$1,753,690

Biotechnology - 2.0%
Amgen, Inc.*	36,800	2,199,168
Gilead Sciences, Inc.*	90,400	4,111,392
		6,310,560

Capital Markets - 1.6%
Goldman Sachs Group, Inc.	29,400	5,016,522

Chemicals - 1.7%
Praxair, Inc.	67,300	5,585,900

Commercial Banks - 3.1%
PNC Financial Services Group, Inc.	85,000	5,074,500
US Bancorp	184,300	4,769,684
		9,844,184

Communications Equipment - 2.9%
Cisco Systems, Inc.*	194,700	5,068,041
QUALCOMM, Inc.	97,800	4,106,622
		9,174,663

Computers & Peripherals - 5.2%
EMC Corp.*	321,200	5,794,448
Hewlett-Packard Co.	111,100	5,904,965
International Business Machines Corp.	38,300	4,911,975
		16,611,388

Diversified Financial Services - 0.6%
First Republic Preferred Capital Corp., Preferred (e)	500	462,500
Woodbourne Capital:
Trust I, Preferred (b)(e)	500,000	347,500
Trust II, Preferred (b)(e)	500,000	347,500
Trust III, Preferred (b)(e)	500,000	347,500
Trust IV, Preferred (b)(e)	500,000	347,500
		1,852,500

Energy Equipment & Services - 3.0%
Cameron International Corp.*	100,100	4,290,286
FMC Technologies, Inc.*	85,000	5,493,550
		9,783,836

Food Products - 1.6%
General Mills, Inc.	72,400	5,125,196

Gas Utilities - 1.7%
Oneok, Inc.	116,800	5,331,920

Health Care Equipment & Supplies - 1.6%
Becton Dickinson & Co.	64,800	5,101,704

Health Care Providers & Services - 3.2%
Express Scripts, Inc.*	56,200	5,718,912
Laboratory Corp. of America Holdings*	61,200	4,633,452
		10,352,364

Household Products - 1.3%
Colgate-Palmolive Co.	47,900	4,083,954

Insurance - 2.5%
AON Corp.	69,100	2,951,261
Conseco, Inc.*	39,483	245,584
Principal Financial Group, Inc.	167,200	4,883,912
		8,080,757

Internet & Catalog Retail - 1.7%
Expedia, Inc.	223,000	5,566,080

Internet Software & Services - 1.9%
eBay, Inc.*	227,000	6,117,650

IT Services - 1.6%
Cognizant Technology Solutions Corp.*	99,800	5,087,804

Machinery - 4.1%
Cummins, Inc.	91,100	5,643,645
Danaher Corp.	71,000	5,673,610
Deere & Co.	32,700	1,944,342
		13,261,597

Media - 1.5%
McGraw-Hill Co.'s, Inc.	131,800	4,698,670

Multiline Retail - 1.5%
Kohl's Corp.*	88,800	4,864,464

Office Electronics - 0.5%
Xerox Corp.	170,700	1,664,325

Oil, Gas & Consumable Fuels - 3.0%
EOG Resources, Inc.	62,200	5,780,868
Southwestern Energy Co.*	95,200	3,876,544
		9,657,412

Personal Products - 1.4%
Avon Products, Inc.	134,900	4,569,063

Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	144,600	3,860,820
Johnson & Johnson	36,000	2,347,200
		6,208,020

Semiconductors & Semiconductor Equipment - 1.4%
Texas Instruments, Inc.	189,600	4,639,512

Software - 2.1%
Adobe Systems, Inc.*	67,600	2,391,012
Microsoft Corp.	152,600	4,466,602
		6,857,614

Specialty Retail - 2.7%
Best Buy Co., Inc.	109,200	4,645,368
Lowe's Co.'s, Inc.	170,900	4,142,616
		8,787,984

Textiles, Apparel & Luxury Goods - 1.7%
Nike, Inc., Class B	73,500	5,402,250

Wireless Telecommunication Services - 1.7%
NII Holdings, Inc.*	131,800	5,490,788

Total Equity Securities (Cost $174,659,814)		196,882,371

ASSET-BACKED SECURITIES - 0.8%	PRINCIPAL AMOUNT
ACLC Business Loan Receivables Trust, 0.88%, 10/15/21 (e)(r)	$43,983	42,326
Capital Auto Receivables Asset Trust, 0.33%, 2/15/11 (r)	46,627	46,619
Capital One Auto Finance Trust, 5.03%, 4/15/12	334,733	337,028
Chrysler Financial Lease Trust, 1.78%, 6/15/11 (e)	1,500,000	1,499,383
Enterprise Mortgage Acceptance Co. LLC, 7.115%, 1/15/27 (e)(r)	929,480	446,150
Triad Auto Receivables Owner Trust, 4.88%, 4/12/13	295,345	303,107

Total Asset-Backed Securities (Cost $2,706,575)		2,674,613

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.9%
American Home Mortgage Assets, 0.436%, 12/25/46 (r)	378,557	194,586
Chase Funding Mortgage Loan, 4.045%, 5/25/33 (r)	114,325	112,940
GMAC Mortgage Corp. Loan Trust, 5.50%, 10/25/33	250,000	242,768
Impac CMB Trust:
0.786%, 5/25/35 (r)	988,902	706,430
0.566%, 8/25/35 (r)	259,689	175,298
JP Morgan Mortgage Trust, 5.29%, 7/25/35 (r)	196,920	185,131
Merrill Lynch Mortgage Investors, Inc., 5.143%, 12/25/35 (r)	363,187	356,677
Residential Asset Securitization Trust, 6.25%, 11/25/36	216,294	139,548
WaMu Mortgage Pass Through Certificates, 4.821%, 10/25/35 (r)	1,000,000	783,410

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $3,204,418)		2,896,788

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.4%
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	1,500,000	1,288,050

Total Commercial Mortgage-Backed Securities (Cost $1,491,624)		1,288,050

CORPORATE BONDS - 18.2%
Achmea Hypotheekbank NV, 0.599%, 11/3/14 (e)(r)	400,000	399,987
Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)*	385,345	-
American National Red Cross, 5.567%, 11/15/17	1,500,000	1,457,400
Amphenol Corp., 4.75%, 11/15/14	500,000	514,039
APL Ltd., 8.00%, 1/15/24 (b)	440,000	369,600
Arrow Electronics, Inc., 6.00%, 4/1/20	500,000	504,278
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (b)(e)	750,000	668,070
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	2,500,000	25,000
Aurora Military Housing LLC, 5.35%, 12/15/25 (e)	1,800,000	1,721,250
BAC Capital Trust XV, 1.052%, 6/1/56 (r)	1,500,000	953,821
Bank of Nova Scotia, 0.502%, 3/5/12 (r)	500,000	500,000
Barclays Bank plc, 5.00%, 9/22/16	500,000	514,536
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	62,317	64,186
Camp Pendleton & Quantico Housing LLC, 6.165%, 10/1/50 (e)	400,000	311,937
Capital One Capital V, 10.25%, 8/15/39	600,000	709,973
Capital One Capital VI, 8.875%, 5/15/40	750,000	813,606
Chesapeake Energy Corp., 7.625%, 7/15/13	750,000	781,875
Commonwealth Bank of Australia:
0.55%, 11/4/11 (e)(r)	400,000	399,669
3.75%, 10/15/14 (e)	750,000	757,768
3.50%, 3/19/15 (e)	500,000	494,963
COX Communications, Inc., 7.75%, 11/1/10	1,000,000	1,038,181
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/29/49 (e)(r)	1,300,000	1,135,940
Credit Suisse USA, Inc., 0.45%, 8/16/11 (r)	500,000	500,320
Crown Castle Towers LLC, 6.113%, 1/15/20 (e)	750,000	760,739
CVS Pass-Through Trust, 7.507%, 1/10/32 (e)	498,955	554,848
Deutsche Bank Capital Funding Trust VII, 5.628% to 1/19/16, floating rate thereafter to 1/29/49 (e)(r)	500,000	415,000
Dexia Credit Local, 0.501%, 1/12/12 (e)(r)	1,500,000	1,511,250
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	400,000	399,682
Discover Financial Services, 0.786%, 6/11/10 (r)	2,000,000	1,997,872
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	1,500,000	1,426,875
First Niagara Financial Group, Inc., 6.75%, 3/19/20	500,000	507,011
Fleet Capital Trust V, 1.261%, 12/18/28 (r)	1,500,000	932,551
Fort Knox Military Housing, 5.815%, 2/15/52 (e)	1,000,000	853,120
GameStop Corp., 8.00%, 10/1/12	750,000	774,375
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)*	1,000,000	270,000
3.226%, 1/21/11 (e)(r)(y)*	500,000	147,500
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(r)(y)*	1,250,000	12,500
Goldman Sachs Group, Inc.:
5.45%, 11/1/12	1,200,000	1,297,183
5.375%, 3/15/20	500,000	495,408
Great River Energy, 5.829%, 7/1/17 (e)	378,499	417,647
HCP, Inc., 5.95%, 9/15/11	500,000	521,654
Howard Hughes Medical Institute, 3.45%, 9/1/14	1,000,000	1,029,894
HRPT Properties Trust, 0.857%, 3/16/11 (r)	750,000	737,462
JPMorgan Chase & Co., 0.902%, 2/26/13 (r)	500,000	502,147
JPMorgan Chase Capital XXIII, 1.25%, 5/15/77 (r)	500,000	375,236
Kaupthing Bank HF, 5.75%, 10/4/11 (e)(y)*	1,750,000	468,125
Life Technologies Corp., 4.40%, 3/1/15	750,000	759,045
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	1,500,000	1,362,510
Lone Star Industries, Inc., 9.25%, 6/1/10 (e)	500,000	505,625
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,154,000	21,755
8.30%, 12/1/37 (e)(m)*	3,200,000	32,320
Masco Corp., 7.125%, 3/15/20	300,000	301,873
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	750,000	606,690
MMA Financial Holdings, Inc., 0.75%, 5/3/34 (b)	2,540,000	508,000
National Semiconductor Corp., 0.507%, 6/15/10 (r)	1,500,000	1,498,298
Nationwide Health Properties, Inc., 6.90%, 10/1/37	1,000,000	1,022,677
New Albertsons, Inc., 8.35%, 5/1/10	500,000	498,125
New York University, 5.236%, 7/1/32	400,000	395,704
Nordea Bank Finland plc, 0.551%, 10/14/11 (r)	500,000	500,020
Ohana Military Communities LLC, 5.675%, 10/1/26 (e)	1,500,000	1,517,580
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(u)*	1,000,000	-
PACCAR Financial Corp., 0.698%, 4/5/13 (r)	500,000	500,000
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	960,000	748,070
Pacific Pilot Funding Ltd., 0.999%, 10/20/16 (e)(r)	897,421	755,106
Panhandle Eastern Pipeline Co. LP, 8.25%, 4/1/10	500,000	499,986
Pioneer Natural Resources Co.:
5.875%, 7/15/16	200,000	196,088
6.65%, 3/15/17	550,000	550,413
7.50%, 1/15/20	500,000	510,000
7.20%, 1/15/28	200,000	185,526
Preferred Term Securities IX Ltd., 1.001%, 4/3/33 (e)(r)	730,379	460,139
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	300,000	317,040
Rabobank Nederland NV:
3.20%, 3/11/15 (e)	500,000	493,823
11.00% to 6/30/19, floating rate thereafter to 6/29/49 (e)(r)	200,000	257,054
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	940,000	869,039
Reed Elsevier Capital, Inc., 0.587%, 6/15/10 (r)	1,500,000	1,500,132
Royal Bank of Scotland Group plc:
4.875%, 3/16/15	600,000	598,435
6.40%, 10/21/19	600,000	599,751
Salvation Army, 5.46%, 9/1/16	140,000	147,259
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	331,870
Suncorp-Metway Ltd., 0.633%, 12/17/10 (e)(r)	500,000	499,966
SunTrust Bank:
0.361%, 5/21/12 (r)	625,000	602,694
0.542%, 8/24/15 (r)	500,000	446,559
Susquehanna Bancshares, Inc., 2.069%, 5/1/14 (r)	750,000	564,356
Svenska Handelsbanken AB, 1.257%, 9/14/12 (e)(r)	500,000	503,622
TD Ameritrade Holding Corp., 4.15%, 12/1/14	250,000	251,413
Thomas & Betts Corp., 5.625%, 11/15/21	400,000	404,728
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (b)(e)	22,255,094	3,074,096
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)	900,000	765,000
Westfield Capital Corp. Ltd., 4.375%, 11/15/10 (e)	500,000	508,536
Westpac Banking Corp., 0.549%, 10/21/11 (e)(r)	500,000	500,380
Yara International ASA, 7.875%, 6/11/19 (e)	300,000	350,189

Total Corporate Bonds (Cost $69,509,584)		58,565,970

MUNICIPAL OBLIGATIONS - 0.1%
Maryland State Economic Development Corp. Revenue Bonds:
Series B, 6.00%, 7/1/48 (f)*	370,000	191,941
Series C, Zero Coupon, 7/1/48 (f)	506,807	17,845

Total Municipal Obligations (Cost $806,169)		209,786

TAXABLE MUNICIPAL OBLIGATIONS - 7.4%
Anaheim California Redevelopment Agency Tax Allocation Bonds, 5.759%, 2/1/18	500,000	508,745
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/11	1,470,000	1,389,106
5.01%, 8/1/15	1,000,000	1,038,380
Canyon Texas Regional Water Authority Revenue Bonds, 5.90%, 8/1/16	265,000	262,883
Crawford Ohio GO Bonds, 5.25%, 12/1/25	1,305,000	1,197,677
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	470,000	455,656
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.17%, 1/1/15	200,000	212,956
Hammonton New Jersey GO Bonds, 5.90%, 3/1/18	305,000	318,295
Illinois State MFH Development Authority Revenue Bonds, 6.537%, 1/1/33	600,000	580,434
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	500,000	442,865
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	1,310,000	1,309,620
5.263%, 9/1/16	725,000	717,888
5.383%, 9/1/16	2,000,000	2,039,980
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17	730,000	673,323
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 6.411%, 9/1/34	750,000	640,598
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/19	1,000,000	494,570
Pomona California Public Financing Authority Revenue Bonds, 5.289%, 2/1/17	2,340,000	2,368,969
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.31%, 9/1/13	330,000	343,923
Sacramento City California Financing Authority Tax Allocation Bonds, 5.015%, 12/1/10	890,000	903,029
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,185,000	1,188,377
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	1,000,000	779,140
Santa Cruz County California Redevelopment Agency Tax Allocation Bonds, 5.50%, 9/1/20	1,735,000	1,623,752
South Bend County Indiana Economic Development Income Tax Revenue Bonds, 5.30%, 2/1/17	930,000	993,128
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	1,500,000	1,180,950
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.125%, 9/1/20	665,000	587,361
Wells Fargo Bank NA Custodial Receipts Revenue Bonds, 6.734%, 9/1/27	1,000,000	980,380
West Contra Costa California Unified School District COPs, 4.86%, 1/1/14	525,000	526,927

Total Taxable Municipal Obligations (Cost $24,645,326)		23,758,912

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.3%
AgFirst FCB:
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (b)(e)(r)	1,000,000	665,000
7.30%, 10/14/49 (b)(e)	1,300,000	1,040,000
AgriBank FCB, 9.125%, 7/15/19	1,000,000	1,137,660
Postal Square LP, 8.95%, 6/15/22	358,570	448,451
Private Export Funding Corp., 3.05%, 10/15/14	500,000	501,041
U.S. Department of Housing and Urban Development, 3.44%, 8/1/11	250,000	258,842
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (b)(e)(r)	300,000	189,000

Total U.S. Government Agencies and Instrumentalities (Cost $4,380,745)		4,239,994

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Government National Mortgage Association, 5.50%, 1/16/32	893,884	65,192

Total U.S. Government Agency Mortgage-Backed Securities (Cost $31,709)		65,192

CERTIFICATES OF DEPOSIT - 0.3%
Deutsche Bank, 0.861%, 6/18/10 (r)	1,000,000	1,001,112

Total Certificates of Deposit (Cost $1,000,000)		1,001,112

TIME DEPOSIT - 4.8%
State Street Corp. Time Deposit, 0.01%, 4/1/10	15,356,731	15,356,731

Total Time Deposit (Cost $15,356,730)		15,356,731

U.S. TREASURY - 4.0%
United States Treasury Bonds:
3.50%, 2/15/39	265,000	214,443
4.50%, 8/15/39	1,010,000	975,439
4.375%, 11/15/39	4,000,000	3,783,125
4.625%, 2/15/40	560,000	551,950
United States Treasury Notes:
2.375%, 2/28/15	490,000	486,631
3.625%, 2/15/20	6,945,000	6,825,633

Total U.S. Treasury (Cost $13,039,069)		12,837,221

TOTAL INVESTMENTS (Cost $310,831,763) - 99.4%		319,776,740
Other assets and liabilities, net - 0.6%		1,976,206
NET ASSETS - 100%		$321,752,946
		===========

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	37	6/10	$4,301,250	$13,607
30 Year U.S. Treasury Bonds	30	6/10	3,483,750	8,342
Total Purchased				$21,949
				===========
Sold:
2 Year U.S. Treasury Notes	304	6/10	$65,953,750	($48,960)
5 Year U.S. Treasury Notes	96	6/10	11,025,000	42,629
Total Sold				($6,331)
				===========

(b) This security was valued by the Board of Directors.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f) Maryland State Economic Development Corp. Revenue Bonds Series B and C were issued in exchange for 750,000 par Maryland State Economic Development Corp. Revenue Bonds due 10/1/19 that were previously held by the Portfolio. Series B is not accruing interest.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.
(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(u) This security is no longer accruing interest.
(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Bank HF and Kaupthing Bank HF (the "Banks") on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. These securities are no longer accruing interest.

* Non-income producing security.

Abbreviations:

COPs: Certificates of Participation
FCB: Farm Credit Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Variable Series, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of eleven separate portfolios, five of which are reported herein. The Social International Equity and Social Equity Portfolios are registered as diversified portfolios. The Social Mid Cap, Social Balanced and Income Portfolios are registered as non-diversified. The operations of each series of the Fund are accounted for separately. The shares of the Fund are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

The Social International Equity Portfolio has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day's closing price exceeds specified parameters.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following amounts were fair valued in good faith under the direction of the Board of Directors as of March 31, 2010:

	Market Value	% of Net Assets
Balanced	$8,607,322	2.7%
Income	3,741,392	6.1%

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2010:
Mid Cap Growth	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$35,998,014	-	-	$35,998,014
Other debt obligations	-	$1,003,057	-	1,003,057
TOTAL	$35,998,014	$1,003,057	-	$37,001,071
	==============================================================

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

International Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$11,539,807	-	-	$11,539,807
Other debt obligations	-	-	-	-
TOTAL	$11,539,807	-	-	$11,539,807
	==============================================================

* For further breakdown of Equity securities by country, please refer to the Schedule of Investments.

A significant transfer occurred between Level 1 and Level 2 at March 21, 2010 because on December 31, 2009, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities. As a result, certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading were categorized as Level 2. Price movements did not exceed specified parameters on March 31, 2010 and those securities were categorized as Level 1.
Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$9,001,364	-	-	$9,001,364
Other debt obligations	-	$96,494	-	96,494
TOTAL	$9,001,364	$96,494	-	$9,097,858
	======================================================

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.
Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Grand Total
Asset-Backed Securities	-	$949,884	-	$949,884
Collateralized Mortgage-Backed Obligations (Privately Originated)	-	1,603,923	-	1,603,923
Commercial Mortgage-Backed Securities	-	719,837	-	719,837
Corporate Debt	-	36,231,987	$2,989,404	39,221,391
Taxable Municipal Obligations	-	8,151,743	-	8,151,743
U.S. Government Obligations	-	6,989,586	612,956	7,602,542
Equity Securities	$316,692	-	139,032	455,724
Other Debt Obligations	-	1,707,807	-	1,707,807
Grand Total	$316,692	$56,354,767	$3,741,392	$60,412,851
	===========================================================
Other financial instruments *	$5,837	-	-	$5,837
	===========================================================

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Income	Equity Securities	Corporate Debt	Commercial Mortgage-Backed Securities
Balance as of 12/31/09	$140,781	$6,563,419	$286,125
Accrued discounts/premiums	-	41,107	23
Realized gain (loss)	(10,206)	(105,506)	-
Change in unrealized appreciation (depreciation)	8,457	364,351	14,397
Net purchases (sales)	-	(381,458)	-
Transfers in and/ or out of Level 3	-	(3,492,509)	(300,545)
Balance as of 3/31/10	$139,032	$2,989,404	$0
	===================================================

Income (cont.)	Taxable Municipal Obligations	U.S. Government Obligations	Total
Balance as of 12/31/09	$150,838	$553,138	$7,694,301
Accrued discounts/premiums	(20)	912	$42,022
Realized gain (loss)	-	(22,000)	($137,712)
Change in unrealized appreciation (depreciation)	(4,872)	45,783	$428,116
Net purchases (sales)	-	(78,000)	($459,458)
Transfers in and/ or out of Level 3	(145,946)	113,123	($3,825,877)
Balance as of 3/31/10	$0	$612,956	$3,741,392
	===================================================

For the three months ended March 31, 2010, total change in unrealized gain (loss) on Level 3 securities that would be included in the change in net assets was $408,432.

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

*** Level 3 securities represent 2.7% of net assets.

Foreign Currency Transactions: The Fund's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations. The Fund is subject to market risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to hedge against changes in the value of securities, interest rates or foreign currencies. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Schedules of Investments.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. These credits are used to reduce the Fund's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements".  ASU 2010-06 requires reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010.  Effective, January 1, 2010, management has implemented the ASU 2010-06 requirement to disclose the amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. At this time, management is evaluating the implications of ASU No. 2010-06 disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures and its impact on the financial statements has not been determined.

NOTE B -- TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2010, and net realized capital loss carryforwards as of December 31, 2009 with expiration dates:
	EQUITY	MID CAP	INTERNATIONAL EQUITY
Federal income tax cost	$7,936,981	$31,115,875	$11,373,699
	==================================================
Unrealized appreciation	1,266,389	6,881,013	693,944
Unrealized (depreciation)	(105,512)	(995,817)	(527,836)
Net appreciation (depreciation)	$1,160,877	$5,885,196	$166,108
	==================================================

	BALANCED	INCOME
Federal income tax cost	$311,034,302	$62,181,282
	==============================
Unrealized appreciation	29,194,566	2,683,082
Unrealized (depreciation)	(20,452,128)	(4,451,513)
Net appreciation (depreciation)	$8,742,438	($1,768,431)
	==============================

CAPITAL LOSS CARRYFORWARDS
EXPIRATION DATE	BALANCED	INCOME	EQUITY	INTERNATIONAL EQUITY
31-Dec-10	-	-	$16,680	-
31-Dec-11	-	$75,650	242,391	-
31-Dec-12	-	-	2,240	-
31-Dec-13	-	241,081	-	-
31-Dec-15	-	3,710,246	-	-
31-Dec-16	$35,133,437	1,237,349	-	$4,175,055
31-Dec-17	12,011,647	1,654,294	597,006	2,892,338
	$47,145,084	$6,918,620	$858,317	$7,067,393
	===============================================================

EXPIRATION DATE	MID CAP
31-Dec-16	$1,183,132
31-Dec-17	4,306,055
$5,489,187
=================

Capital loss carryforwards may be utilized to offset future capital gains until expiration.

NOTE C -- SUBSEQUENT EVENTS

On April 30, 2010, the net assets of the Calvert Variable Series, Inc., Calvert Social International Equity Portfolio merged into the Summit Mutual Funds, Inc., EAFE International Index Portfolio. The merger was accomplished by a tax-free exchange of shares of the EAFE International Index Portfolio for shares of the Calvert Social International Equity Portfolio outstanding at April 30, 2010.

On April 30, 2010, the CVS Calvert Income Portfolio, CVS Calvert Social Balanced Portfolio, CVS Calvert Social Equity Portfolio, and CVS Calvert Social Mid Cap Growth Portfolio were renamed the Calvert VP Income Portfolio, Calvert VP SRI Balanced Portfolio, Calvert VP SRI Equity Portfolio, and Calvert VP SRI Mid Cap Growth Portfolio, respectively.

CVS AMERITAS SMALL COMPANY EQUITY PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2010
EQUITY SECURITIES - 99.6%	SHARES	VALUE
Aerospace & Defense - 1.9%
Ceradyne, Inc.*	4,104	$93,120
Cubic Corp.	1,857	66,852
DynCorp International, Inc.*	4,280	49,177
		209,149

Biotechnology - 1.0%
PDL BioPharma, Inc.	18,468	114,686

Capital Markets - 4.0%
GAMCO Investors, Inc.	4,199	191,054
Greenhill & Co., Inc.	1,608	132,001
Piper Jaffray Co.'s*	2,976	119,933
		442,988

Chemicals - 3.2%
Cytec Industries, Inc.	2,886	134,892
H.B. Fuller Co.	3,117	72,346
Minerals Technologies, Inc.	1,314	68,118
OM Group, Inc.*	2,212	74,942
		350,298

Commercial Banks - 3.9%
Santander BanCorp*	20,053	246,050
SVB Financial Group*	3,959	184,727
		430,777

Commercial Services & Supplies - 3.9%
Deluxe Corp.	4,907	95,294
Herman Miller, Inc.	5,833	105,344
HNI Corp.	4,554	121,273
United Stationers, Inc.*	1,776	104,518
		426,429

Communications Equipment - 3.3%
3Com Corp.*	23,336	179,454
ADC Telecommunications, Inc.*	10,303	75,315
Arris Group, Inc.*	9,363	112,449
		367,218

Computers & Peripherals - 0.6%
Diebold, Inc.	2,153	68,379

Construction & Engineering - 2.1%
Chicago Bridge & Iron Co. NV, NY Shares*	7,124	165,704
Shaw Group, Inc.*	2,008	69,116
		234,820

Containers & Packaging - 0.6%
Rock-Tenn Co.	1,378	62,795

Diversified Telecommunication Services - 1.4%
tw telecom, Inc.*	8,177	148,413

Electric Utilities - 1.2%
El Paso Electric Co.*	6,446	132,788

Electrical Equipment - 1.6%
Brady Corp.	2,151	66,939
EnerSys*	4,582	112,992
		179,931

Electronic Equipment & Instruments - 6.1%
Arrow Electronics, Inc.*	4,667	140,617
Benchmark Electronics, Inc.*	9,619	199,498
Molex, Inc.	3,974	82,897
Plexus Corp.*	4,330	156,010
Tech Data Corp.*	2,252	94,359
		673,381

Energy Equipment & Services - 3.4%
Bristow Group, Inc.*	2,076	78,328
Complete Production Services, Inc.*	9,317	107,611
Exterran Holdings, Inc.*	4,346	105,043
Patterson-UTI Energy, Inc.	5,887	82,241
		373,223

Food Products - 0.8%
Chiquita Brands International, Inc.*	5,395	84,863

Health Care Equipment & Supplies - 3.5%
American Medical Systems Holdings, Inc.*	7,773	144,422
Integra LifeSciences Holdings Corp.*	2,618	114,747
Sirona Dental Systems, Inc.*	3,217	122,343
		381,512

Health Care Providers & Services - 2.4%
Emergency Medical Services Corp.*	2,909	164,504
Healthsouth Corp.*	5,383	100,662
		265,166

Hotels, Restaurants & Leisure - 4.6%
CEC Entertainment, Inc.*	4,260	162,264
Cheesecake Factory, Inc.*	5,647	152,808
Texas Roadhouse, Inc.*	13,888	192,904
		507,976

Household Durables - 4.2%
Dorel Industries, Inc., Class B	3,623	116,842
Lennar Corp.	6,809	117,183
Ryland Group, Inc.	5,874	131,812
Tupperware Brands Corp.	2,068	99,719
		465,556

Industrial Conglomerates - 1.7%
Seaboard Corp.	50	64,955
Tredegar Corp.	7,075	120,841
		185,796

Insurance - 3.2%
Delphi Financial Group, Inc.	4,566	114,881
Infinity Property & Casualty Corp.	2,601	118,189
Montpelier Re Holdings Ltd.	7,177	120,645
		353,715

Internet Software & Services - 4.1%
Earthlink, Inc.	7,968	68,047
ValueClick, Inc.*	10,454	106,004
WebMD Health Corp.*	5,840	270,859
		444,910

IT Services - 3.9%
Acxiom Corp.*	9,712	174,233
CSG Systems International, Inc.*	5,259	110,229
Euronet Worldwide, Inc.*	3,767	69,426
TeleTech Holdings, Inc.*	4,342	74,161
		428,049

Life Sciences - Tools & Services - 1.1%
Bruker Corp.*	8,293	121,492

Machinery - 4.2%
Nordson Corp.	1,370	93,050
Oshkosh Corp.*	3,316	133,768
Timken Co.	3,532	105,995
Watts Water Technologies, Inc.	3,979	123,588
		456,401

Marine - 1.1%
Alexander & Baldwin, Inc.	3,688	121,888

Media - 2.6%
Gannett Co., Inc.	8,730	144,220
Liberty Media Corp. - Capital*	3,830	139,297
		283,517

Metals & Mining - 0.9%
Worthington Industries, Inc.	5,442	94,092

Multi-Utilities - 0.9%
Black Hills Corp.	3,169	96,179

Oil, Gas & Consumable Fuels - 3.5%
Clayton Williams Energy, Inc.*	5,093	178,153
Penn Virginia Corp.	4,111	100,720
Tsakos Energy Navigation Ltd.	7,203	106,172
		385,045

Personal Products - 2.8%
Herbalife Ltd.	3,846	177,378
USANA Health Sciences, Inc.*	4,035	126,739
		304,117

Pharmaceuticals - 2.0%
Questcor Pharmaceuticals, Inc.*	26,114	214,918

Semiconductors & Semiconductor Equipment - 2.3%
Skyworks Solutions, Inc.*	9,614	149,978
Tessera Technologies, Inc.*	5,221	105,882
		255,860

Software - 3.3%
Commvault Systems, Inc.*	6,576	140,398
Quest Software, Inc.*	4,135	73,562
TIBCO Software, Inc.*	13,251	142,978
		356,938

Specialty Retail - 3.0%
Collective Brands, Inc.*	5,947	135,235
Men's Wearhouse, Inc.	3,272	78,332
Office Depot, Inc.*	13,810	110,204
		323,771

Textiles, Apparel & Luxury Goods - 3.3%
Carter's, Inc.*	3,568	107,575
Phillips-Van Heusen Corp.	1,723	98,831
Skechers U.S.A., Inc.*	4,396	159,663
		366,069

Thrifts & Mortgage Finance - 1.0%
Provident Financial Services, Inc.	9,056	107,766

Tobacco - 1.0%
Universal Corp.	2,043	107,646

Total Equity Securities (Cost $9,053,326)		10,928,517

TOTAL INVESTMENTS (Cost $9,053,326) - 99.6%		10,928,517
Other assets and liabilities, net - 0.4%		41,605
NET ASSETS - 100%		$10,970,122
		==========

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS AMERITAS MID CAP VALUE PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2010
EQUITY SECURITIES - 98.3%	SHARES	VALUE
Aerospace & Defense - 1.3%
Goodrich Corp.	3,551	$250,417

Airlines - 1.8%
AMR Corp.*	4,305	39,219
Continental Airlines, Inc., Class B*	3,660	80,410
Delta Air Lines, Inc.*	9,437	137,686
UAL Corp.*	2,587	50,576
US Airways Group, Inc.*	7,164	52,655
		360,546

Auto Components - 0.9%
Goodyear Tire & Rubber Co.*	14,474	182,951

Automobiles - 0.2%
Ford Motor Co.*	2,924	36,755

Capital Markets - 1.3%
Artio Global Investors, Inc.	2,060	50,964
Invesco Ltd.	9,372	205,341
		256,305

Chemicals - 5.2%
Agrium, Inc.	2,356	166,404
Eastman Chemical Co.	5,560	354,061
Lubrizol Corp.	2,937	269,382
PPG Industries, Inc.	3,731	244,007
		1,033,854

Commercial Services & Supplies - 0.9%
Ritchie Bros. Auctioneers, Inc.	8,536	183,780

Communications Equipment - 0.5%
Brocade Communications Systems, Inc.*	17,584	100,405

Construction & Engineering - 2.9%
Chicago Bridge & Iron Co. NV, NY Shares*	7,045	163,867
Fluor Corp.	1,883	87,578
Foster Wheeler AG*	4,408	119,633
Insituform Technologies, Inc.*	1,193	31,746
Jacobs Engineering Group, Inc.*	2,024	91,465
KBR, Inc.	3,577	79,266
		573,555

Distributors - 0.5%
Genuine Parts Co.	2,467	104,206

Diversified Financial Services - 0.4%
Pico Holdings, Inc.*	2,155	80,144

Diversified Telecommunication Services - 3.4%
CenturyTel, Inc.	7,240	256,731
Qwest Communications International, Inc.	53,960	281,671
Windstream Corp.	13,306	144,902
		683,304

Electric Utilities - 2.1%
Allegheny Energy, Inc.	6,697	154,031
Pepco Holdings, Inc.	11,783	202,078
Pinnacle West Capital Corp.	1,971	74,366
		430,475

Electrical Equipment - 4.4%
A.O. Smith Corp.	3,290	172,955
Cooper Industries plc	11,684	560,131
Rockwell Automation, Inc.	2,707	152,567
		885,653

Electronic Equipment & Instruments - 2.6%
Agilent Technologies, Inc.*	6,603	227,077
Avnet, Inc.*	3,537	106,110
Celestica, Inc.*	17,991	196,642
		529,829

Energy Equipment & Services - 2.5%
Cameron International Corp.*	2,409	103,250
Helix Energy Solutions Group, Inc.*	2,456	32,002
Nabors Industries Ltd.*	522	10,247
Noble Corp.*	3,860	161,425
Smith International, Inc.	4,619	197,785
		504,709

Gas Utilities - 1.0%
EQT Corp.	2,269	93,029
Questar Corp.	2,638	113,962
		206,991

Health Care Equipment & Supplies - 1.1%
Hospira, Inc.*	3,828	216,856

Health Care Providers & Services - 0.8%
CIGNA Corp.	1,715	62,734
Universal Health Services, Inc., Class B	2,753	96,603
		159,337

Hotels, Restaurants & Leisure - 0.9%
Penn National Gaming, Inc.*	4,086	113,591
Royal Caribbean Cruises Ltd.*	2,264	74,689
		188,280

Household Durables - 2.3%
D.R. Horton, Inc.	6,052	76,255
KB Home	2,239	37,503
Mohawk Industries, Inc.*	1,989	108,162
Pulte Homes, Inc.*	7,418	83,453
Stanley Black & Decker, Inc.	2,824	162,126
		467,499

Industrial Conglomerates - 0.8%
McDermott International, Inc.*	6,310	169,865

Insurance - 10.1%
AON Corp.	2,136	91,229
Arch Capital Group Ltd.*	775	59,094
Assurant, Inc.	5,037	173,172
AXIS Capital Holdings Ltd.	4,826	150,861
Everest Re Group Ltd.	3,110	251,692
Lincoln National Corp.	6,809	209,036
PartnerRe Ltd.	3,397	270,809
Transatlantic Holdings, Inc.	1,893	99,950
Willis Group Holdings plc	3,575	111,862
XL Capital Ltd.	32,435	613,021
		2,030,726

IT Services - 0.7%
Computer Sciences Corp.*	2,410	131,321

Leisure Equipment & Products - 0.9%
Hasbro, Inc.	4,512	172,719

Life Sciences - Tools & Services - 1.9%
Covance, Inc.*	3,128	192,028
Life Technologies Corp.*	3,651	190,838
		382,866

Machinery - 5.3%
AGCO Corp.*	4,405	158,007
Eaton Corp.	5,253	398,020
Ingersoll-Rand plc	5,365	187,078
Manitowoc Co., Inc.	9,847	128,011
Parker Hannifin Corp.	2,825	182,890
		1,054,006

Media - 1.9%
National CineMedia, Inc.	9,854	170,080
Regal Entertainment Group	11,769	206,781
		376,861

Metals & Mining - 3.6%
Freeport-McMoRan Copper & Gold, Inc.	3,403	284,287
Nucor Corp.	3,603	163,504
Steel Dynamics, Inc.	6,370	111,284
United States Steel Corp.	2,583	164,072
		723,147

Multiline Retail - 1.4%
Macy's, Inc.	12,722	276,958

Multi-Utilities - 3.0%
DTE Energy Co.	2,970	132,462
Sempra Energy	5,689	283,881
Wisconsin Energy Corp.	3,891	192,254
		608,597

Oil, Gas & Consumable Fuels - 6.5%
Alpha Natural Resources, Inc.*	3,454	172,320
El Paso Corp.	7,982	86,525
Enbridge, Inc.	10,042	479,505
Newfield Exploration Co.*	2,674	139,182
Pioneer Natural Resources Co.	2,591	145,925
Southwestern Energy Co.*	1,801	73,337
Sunoco, Inc.	2,406	71,482
Ultra Petroleum Corp.*	1,267	59,080
Valero Energy Corp.	3,884	76,515
		1,303,871

Pharmaceuticals - 5.0%
Forest Laboratories, Inc.*	8,598	269,633
King Pharmaceuticals, Inc.*	12,782	150,317
Mylan, Inc.*	25,983	590,074
		1,010,024

Real Estate Investment Trusts - 4.7%
AvalonBay Communities, Inc.	1,796	155,085
Boston Properties, Inc.	1,080	81,475
Equity Residential	5,546	217,126
Pebblebrook Hotel Trust*	2,233	46,960
ProLogis	8,510	112,332
Rayonier, Inc.	4,191	190,397
Ventas, Inc.	3,090	146,713
		950,088

Real Estate Management & Development - 0.6%
St. Joe Co.*	3,510	113,549

Road & Rail - 2.5%
Con-way, Inc.	574	20,159
CSX Corp.	3,053	155,398
JB Hunt Transport Services, Inc.	1,031	36,992
Kansas City Southern*	5,523	199,767
Knight Transportation, Inc.	992	20,921
Landstar System, Inc.	751	31,527
Old Dominion Freight Line, Inc.*	425	14,191
Werner Enterprises, Inc.	901	20,876
		499,831

Semiconductors & Semiconductor Equipment - 3.2%
LSI Corp.*	49,348	302,010
Maxim Integrated Products, Inc.	13,111	254,222
Microchip Technology, Inc.	3,169	89,239
		645,471

Software - 2.9%
Adobe Systems, Inc.*	4,999	176,815
Autodesk, Inc.*	6,969	205,028
BMC Software, Inc.*	5,162	196,156
		577,999

Specialty Retail - 1.4%
Abercrombie & Fitch Co.	4,490	204,923
Bed Bath & Beyond, Inc.*	1,697	74,261
		279,184

Textiles, Apparel & Luxury Goods - 1.0%
VF Corp.	2,595	207,989

Tobacco - 2.7%
Lorillard, Inc.	7,188	540,825

Trading Companies & Distributors - 0.8%
W.W. Grainger, Inc.	1,432	154,828

Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp.*	21,969	83,482

Total Equity Securities (Cost $16,592,746)		19,730,058

CORPORATE BONDS - 0.4%	PRINCIPAL AMOUNT
Ford Motor Co., 4.25%, 11/15/16	$52,000	78,237

Total Corporate Bonds (Cost $52,000)		78,237

TIME DEPOSIT - 1.4%
State Street Corp. Time Deposit, 0.01%, 4/1/10	283,313	283,313

Total Time Deposit (Cost $283,313)		283,313

TOTAL INVESTMENTS (Cost $16,928,059) - 100.1%		20,091,608
Other assets and liabilities, net - (0.1%)		(18,517)
NET ASSETS - 100%		$20,073,091
		==========

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS AMERITAS MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2010
MUNICIPAL COMMERCIAL PAPER - 3.3%	PRINCIPAL AMOUNT	VALUE
Metropolitan Washington DC Airport Authority System Revenue Notes:
0.37%, 5/4/10	$1,000,000	$1,000,000
0.45%, 6/3/10	2,000,000	2,000,000

Total Municipal Commercial Paper (Cost $3,000,000)		3,000,000

MUNICIPAL OBLIGATIONS - 3.5%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds, 6.00%, 7/1/39 (prerefunded 7/01/10 @ 101)	3,050,000	3,122,315

Total Municipal Obligations (Cost $3,122,315)		3,122,315

VARIABLE RATE DEMAND NOTES - 62.6%
Birmingham Alabama Industrial Development Board Revenue, 0.60%, 5/1/29, C/LOC: FHLB (r)	1,900,000	1,900,000
Calhoun County Alabama Economic Development Council Revenue, 0.55%, 4/1/21, LOC: Bank of America (r)	800,000	800,000
CIDC-Hudson House LLC New York Revenue, 1.35%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	110,000	110,000
District of Columbia Revenue, 0.30%, 4/1/38, LOC: PNC Bank (r)	610,000	610,000
Erie County New York Industrial Development Agency Revenue, 0.40%, 4/1/32, LOC: HSBC USA (r)	1,605,000	1,605,000
Four Fishers LLC, 0.50%, 4/1/24, LOC: Bank of America (r)	2,400,000	2,400,000
Gillette Wyoming Pollution Control Revenue, 0.27%, 1/1/18, LOC: Barclays Bank (r)	2,400,000	2,400,000
Goshen Indiana Economic Development Revenue, 0.33%, 10/1/42, LOC: JPMorgan Chase Bank (r)	1,500,000	1,500,000
Hawaii State Department of Budget & Finance Revenue, 0.40%, 5/1/19, LOC: First Hawaiian Bank (r)	1,000,000	1,000,000
Hillcrest Baptist Church, 0.28%, 12/1/20, LOC: Wachovia Bank (r)	2,860,000	2,860,000
Hills City Iowa Health Facilities Revenue, 0.42%, 8/1/35, LOC: Allied Irish Bank (r)	695,000	695,000
Holland Board of Public Works Home Building Co., 0.28%, 11/1/22, LOC: Wells Fargo Bank (r)	955,000	955,000
Hopkinsville Kentucky Industrial Building LO Revenue, 0.50%, 8/1/24, LOC: Comerica Bank (r)	1,345,000	1,345,000
Illinois State Development Finance Authority Revenue, 0.55%, 7/1/10, LOC: Bank of America (r)	200,000	200,000
Iowa State Finance Authority IDA Revenue, 0.26%, 11/1/17, LOC: Societe Generale (r)	2,930,000	2,930,000
Iowa State Higher Education Loan Authority Revenue:
0.42%, 10/1/24, LOC: Allied Irish Bank (r)	160,000	160,000
0.42%, 10/1/33, LOC: Allied Irish Bank (r)	2,500,000	2,500,000
Kansas City Missouri IDA & MFH Revenue, 0.30%, 9/15/32, LOC: Fannie Mae (r)	600,000	600,000
Legacy Park LLC, 0.51%, 1/1/58, LOC: Fifth Third Bank (r)	4,000,000	4,000,000
Louisiana State Housing Finance Agency Revenue, 0.29%, 3/15/37, LOC: Fannie Mae (r)	200,000	200,000
Martin Luther Foundation, Inc., 1.10%, 9/1/11, LOC: KBC Bank (r)	975,000	975,000
Massachusetts State Development Finance Agency Revenue:
0.30%, 9/1/16, LOC: TD Bank (r)	820,000	820,000
0.40%, 11/1/42, LOC: Sovereign Bank, C/LOC: Banco Santander (r)	3,000,000	3,000,000
Michigan State Hospital Finance Authority Revenue, 0.35%, 3/1/30, LOC: Comerica Bank (r)	2,000,000	2,000,000
Michigan State Strategic Fund LO Revenue, 0.36%, 3/1/39, LOC: Deutsche Bank (r)	1,000,000	1,000,000
Missouri State Health & Educational Facilities Authority Revenue:
0.32%, 12/1/35, LOC: Commerce Bank (r)	300,000	300,000
0.32%, 8/1/41, LOC: US Bank (r)	1,000,000	1,000,000
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue, 0.29%, 6/1/34, LOC: U.S. Bank (r)	1,867,000	1,867,000
New Britain Connecticut GO Revenue, 0.35%, 2/1/26, LOC: Bank of America (r)	515,000	515,000
New York City Housing Development Corp. MFH Revenue:
0.25%, 6/15/34, LOC: Fannie Mae (r)	200,000	200,000
0.25%, 12/1/35, LOC: Freddie Mac (r)	1,000,000	1,000,000
New York State Housing Finance Agency Revenue, 0.26%, 5/1/42, LOC: Wachovia Bank (r)	620,000	620,000
New York State MMC Corp. Revenue, 1.35%, 11/1/35, LOC: JPMorgan Chase Bank (r)	1,955,000	1,955,000
Osprey Management Co. LLC, 0.23%, 6/1/27, LOC: Wells Fargo Bank (r)	400,000	400,000
Palm Beach County Florida Revenue, 0.60%, 1/1/34, LOC: TD Bank (r)	1,020,000	1,020,000
Peoploungers, Inc., 0.65%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	105,000	105,000
Rathbone LLC, 0.50%, 1/1/38, LOC: Comerica Bank (r)	685,000	685,000
Rex Lumber LLC, 0.30%, 2/1/22, LOC: Whitney National Bank, C/LOC: FHLB (r)	1,100,000	1,100,000
Rhode Island Stae Student Loan Authority Revenue, 0.23%, 6/1/48, LOC: State Street Bank (r)	700,000	700,000
Rhode Island State Health & Educational Building Corp. Revenue, 0.35%, 12/1/31, LOC: RBS Citizens (r)	660,000	660,000
Rural Electric Coop Grantor Trust Certificates, 0.90%, 12/18/17, BPA: JPMorgan Chase Bank (r)	1,470,000	1,470,000
Shawnee Kansas Private Activity Revenue, 1.15%, 12/1/12, LOC: JPMorgan Chase Bank (r)	495,000	495,000
St. Paul Minnesota Port Authority Revenue, 0.29%, 6/1/11, LOC: US Bank (r)	120,000	120,000
Warrior Roofing Manufacturing of Georgia LLC, 0.50%, 12/15/34, LOC: Bank of Tuscaloosa, C/LOC: FHLB (r)	2,335,000	2,335,000
Wausau Winsconsin Community Development Authority Revenue, 1.20%, 11/1/38, LOC: JPMorgan Chase Bank (r)	985,000	985,000
Wilkes-Barre Pennsylvania GO, 0.32%, 11/1/25, LOC: PNC Bank (r)	2,650,000	2,650,000

Total Variable Rate Demand Notes (Cost $56,747,000)		56,747,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 26.5%
Fannie Mae, 0.141%, 7/13/10 (r)	3,000,000	2,999,855
Fannie Mae Discount Notes, 12/21/10	2,000,000	1,995,160
Federal Farm Credit Bank:
0.875%, 4/1/10	1,000,000	1,000,000
0.647%, 11/24/10 (r)	3,000,000	3,000,849
Federal Home Loan Bank:
0.56%, 6/11/10	1,500,000	1,499,890
0.60%, 6/21/10	2,500,000	2,499,961
0.56%, 6/22/10	1,000,000	999,849
0.60%, 7/26/10	1,000,000	999,816
3.375%, 8/13/10	1,000,000	1,010,052
0.48%, 10/25/10	2,000,000	2,000,267
0.70%, 4/18/11	1,000,000	1,001,473
Federal Home Loan Bank Discount Notes, 4/27/10	1,000,000	999,494
Freddie Mac Discount Notes:
9/14/10	2,000,000	1,997,787
11/16/10	2,000,000	1,996,310

Total U.S. Government Agencies And Instrumentalities (Cost $24,000,763)		24,000,763

U.S. TREASURY - 3.3%
United States Treasury Bills, 9/23/10	1,000,000	998,056
United States Treasury Notes:
2.875%, 6/30/10	1,000,000	1,005,505
0.875%, 3/31/11	1,000,000	1,004,221

Total U.S. Treasury (Cost $3,007,782)		3,007,782

TOTAL INVESTMENTS (Cost $89,877,860) - 99.2%		89,877,860
Other assets and liabilities, net - 0.8%		751,484
NET ASSETS - 100%		$90,629,344
		==========

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
BPA: Bond Purchase Agreement C/LOC: Confirming Letter of Credit LOC: Letter of Credit

Abbreviations:
FHLB: Federal Home Loan Bank GO: General Obligation IDA: Industrial Development Authority LLC: Limited Liability Corporation LO: Limited Obligation MFH: Multi-Family Housing

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS AMERITAS MID CAP GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2010
EQUITY SECURITIES - 98.3%	SHARES	VALUE
Aerospace & Defense - 0.6%
Alliant Techsystems, Inc.*	1,295	$105,284
BE Aerospace, Inc.*	4,010	122,104
		227,388

Airlines - 0.3%
Airtran Holdings, Inc.*	5,266	26,751
Alaska Air Group, Inc.*	1,422	58,629
JetBlue Airways Corp.*	8,146	45,455
		130,835

Auto Components - 0.7%
BorgWarner, Inc.*	4,585	175,055
Gentex Corp.	5,449	105,820
		280,875

Automobiles - 0.1%
Thor Industries, Inc.	1,437	43,412

Beverages - 0.3%
Hansen Natural Corp.*	2,766	119,989

Biotechnology - 1.4%
OSI Pharmaceuticals, Inc.*	2,286	136,131
United Therapeutics Corp.*	1,895	104,851
Vertex Pharmaceuticals, Inc.*	7,870	321,647
		562,629

Building Products - 0.2%
Lennox International, Inc.	1,967	87,177

Capital Markets - 2.1%
Affiliated Managers Group, Inc.*	1,661	131,219
Eaton Vance Corp.	4,610	154,619
Greenhill & Co., Inc.	805	66,082
Jefferies Group, Inc.	4,776	113,048
Raymond James Financial, Inc.	3,890	104,019
SEI Investments Co.	5,062	111,212
Waddell & Reed Financial, Inc.	3,347	120,626
		800,825

Chemicals - 3.6%
Albemarle Corp.	3,582	152,701
Ashland, Inc.	3,062	161,582
Cabot Corp.	2,567	78,037
Cytec Industries, Inc.	1,915	89,507
Intrepid Potash, Inc.*	1,650	50,044
Lubrizol Corp.	2,682	245,993
Minerals Technologies, Inc.	758	39,295
Olin Corp.	3,169	62,176
RPM International, Inc.	5,079	108,386
Scotts Miracle-Gro Co.	1,811	83,940
Sensient Technologies Corp.	1,975	57,393
Terra Industries, Inc.	3,915	179,150
Valspar Corp.	3,903	115,060
		1,423,264

Commercial Banks - 3.7%
Associated Banc-Corp.	6,774	93,481
BancorpSouth, Inc.	2,875	60,260
Bank of Hawaii Corp.	1,883	84,641
Cathay General Bancorp	3,024	35,230
City National Corp.	1,699	91,695
Commerce Bancshares, Inc.	2,862	117,743
Cullen/Frost Bankers, Inc.	2,356	131,465
FirstMerit Corp.	3,479	75,042
Fulton Financial Corp.	6,920	70,515
International Bancshares Corp.	2,099	48,256
PacWest Bancorp	1,205	27,498
Prosperity Bancshares, Inc.	1,826	74,866
SVB Financial Group*	1,659	77,409
Synovus Financial Corp.	19,460	64,023
TCF Financial Corp.	4,906	78,202
Trustmark Corp.	2,265	55,334
Valley National Bancorp	6,013	92,420
Webster Financial Corp.	2,597	45,421
Westamerica Bancorporation	1,145	66,009
Wilmington Trust Corp.	3,562	59,022
		1,448,532

Commercial Services & Supplies - 1.5%
Brink's Co.	1,938	54,710
Clean Harbors, Inc.*	923	51,282
Copart, Inc.*	2,640	93,984
Corrections Corp. of America*	4,548	90,323
Deluxe Corp.	2,071	40,219
Herman Miller, Inc.	2,263	40,870
HNI Corp.	1,822	48,520
Mine Safety Appliances Co.	1,223	34,195
Rollins, Inc.	1,767	38,309
Waste Connections, Inc.*	3,086	104,800
		597,212

Communications Equipment - 1.9%
3Com Corp.*	15,379	118,264
ADC Telecommunications, Inc.*	3,914	28,611
Adtran, Inc.	2,263	59,630
Ciena Corp.*	3,700	56,388
CommScope, Inc.*	3,697	103,590
F5 Networks, Inc.*	3,118	191,788
Palm, Inc.*	6,489	24,399
Plantronics, Inc.	1,895	59,276
Polycom, Inc.*	3,300	100,914
		742,860

Computers & Peripherals - 0.4%
Diebold, Inc.	2,603	82,671
NCR Corp.*	6,243	86,154
		168,825

Construction & Engineering - 1.5%
AECOM Technology Corp.*	4,473	126,899
Granite Construction, Inc.	1,363	41,190
KBR, Inc.	6,290	139,387
Shaw Group, Inc.*	3,277	112,794
URS Corp.*	3,295	163,465
		583,735

Construction Materials - 0.4%
Martin Marietta Materials, Inc.	1,778	148,552

Consumer Finance - 0.2%
AmeriCredit Corp.*	3,777	89,742

Containers & Packaging - 1.4%
AptarGroup, Inc.	2,661	104,710
Greif, Inc.	1,348	74,032
Packaging Corp. of America	4,041	99,449
Silgan Holdings, Inc.	1,080	65,049
Sonoco Products Co.	3,932	121,066
Temple-Inland, Inc.	4,314	88,135
		552,441

Distributors - 0.3%
LKQ Corp.*	5,546	112,584

Diversified Consumer Services - 1.9%
Brink's Home Security Holdings, Inc.*	1,797	76,462
Career Education Corp.*	2,671	84,510
Corinthian Colleges, Inc.*	3,529	62,075
ITT Educational Services, Inc.*	1,168	131,377
Matthews International Corp.	1,229	43,630
Regis Corp.	2,313	43,207
Service Corp. International	10,168	93,342
Sotheby's	2,641	82,109
Strayer Education, Inc.	548	133,449
		750,161

Diversified Financial Services - 0.4%
MSCI, Inc.*	4,114	148,515

Diversified Telecommunication Services - 0.3%
Cincinnati Bell, Inc.*	7,888	26,898
tw telecom, Inc.*	5,889	106,885
		133,783

Electric Utilities - 1.8%
Cleco Corp.	2,450	65,048
DPL, Inc.	4,697	127,711
Great Plains Energy, Inc.	5,306	98,532
Hawaiian Electric Industries, Inc.	3,601	80,842
IDACORP, Inc.	1,914	66,263
NV Energy, Inc.	9,210	113,559
PNM Resources, Inc.	3,511	43,993
Westar Energy, Inc.	4,276	95,355
		691,303

Electrical Equipment - 1.4%
AMETEK, Inc.	4,233	175,500
Hubbell, Inc., Class B	2,343	118,158
Regal-Beloit Corp.	1,470	87,333
Thomas & Betts Corp.*	2,064	80,991
Woodward Governor Co.	2,284	73,042
		535,024

Electronic Equipment & Instruments - 2.4%
Arrow Electronics, Inc.*	4,697	141,521
Avnet, Inc.*	5,949	178,470
Ingram Micro, Inc.*	6,417	112,618
Itron, Inc.*	1,576	114,370
National Instruments Corp.	2,295	76,538
Tech Data Corp.*	2,036	85,308
Trimble Navigation Ltd.*	4,737	136,047
Vishay Intertechnology, Inc.*	7,320	74,884
		919,756

Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc.*	2,223	76,983
Exterran Holdings, Inc.*	2,531	61,174
Helix Energy Solutions Group, Inc.*	3,687	48,042
Oceaneering International, Inc.*	2,155	136,821
Patterson-UTI Energy, Inc.	6,027	84,197
Pride International, Inc.*	6,886	207,338
Superior Energy Services, Inc.*	3,167	66,570
Tidewater, Inc.	2,029	95,911
Unit Corp.*	1,587	67,098
		844,134

Food & Staples Retailing - 0.3%
BJ's Wholesale Club, Inc.*	2,184	80,786
Ruddick Corp.	1,651	52,238
		133,024

Food Products - 1.7%
Corn Products International, Inc.	2,945	102,074
Flowers Foods, Inc.	3,022	74,764
Green Mountain Coffee Roasters, Inc.*	1,372	132,837
Lancaster Colony Corp.	785	46,284
Ralcorp Holdings, Inc.*	2,147	145,524
Smithfield Foods, Inc.*	5,544	114,982
Tootsie Roll Industries, Inc.	1,098	29,678
		646,143

Gas Utilities - 1.8%
AGL Resources, Inc.	3,041	117,535
Atmos Energy Corp.	3,648	104,223
Energen Corp.	2,814	130,935
National Fuel Gas Co.	3,181	160,800
UGI Corp.	4,269	113,299
WGL Holdings, Inc.	1,973	68,365
		695,157

Health Care Equipment & Supplies - 4.0%
Beckman Coulter, Inc.	2,741	172,135
Edwards Lifesciences Corp.*	2,217	219,217
Gen-Probe, Inc.*	1,925	96,250
Hill-Rom Holdings, Inc.	2,537	69,032
Hologic, Inc.*	10,130	187,810
IDEXX Laboratories, Inc.*	2,276	130,984
Immucor, Inc.*	2,740	61,348
Kinetic Concepts, Inc.*	2,433	116,322
Masimo Corp.	2,100	55,755
ResMed, Inc.*	2,946	187,513
STERIS Corp.	2,373	79,875
Teleflex, Inc.	1,559	99,885
Thoratec Corp.*	2,292	76,667
		1,552,793

Health Care Providers & Services - 3.3%
Community Health Systems, Inc.*	3,654	134,942
Health Management Associates, Inc.*	9,991	85,923
Health Net, Inc.*	3,929	97,714
Henry Schein, Inc.*	3,557	209,507
Kindred Healthcare, Inc.*	1,581	28,537
LifePoint Hospitals, Inc.*	2,151	79,114
Lincare Holdings, Inc.*	2,577	115,656
Omnicare, Inc.	4,719	133,500
Owens & Minor, Inc.	1,646	76,358
Psychiatric Solutions, Inc.*	2,207	65,769
Universal Health Services, Inc., Class B	3,802	133,412
VCA Antech, Inc.*	3,351	93,929
WellCare Health Plans, Inc.*	1,710	50,958
		1,305,319

Health Care Technology - 0.6%
Cerner Corp.*	2,664	226,600

Hotels, Restaurants & Leisure - 2.2%
Bally Technologies, Inc.*	2,166	87,810
Bob Evans Farms, Inc.	1,255	38,792
Boyd Gaming Corp.*	2,232	22,052
Brinker International, Inc.	4,019	77,486
Burger King Holdings, Inc.	3,607	76,685
Cheesecake Factory, Inc.*	2,437	65,945
Chipotle Mexican Grill, Inc.*	1,239	139,598
International Speedway Corp.	1,243	32,032
Life Time Fitness, Inc.*	1,671	46,955
Panera Bread Co.*	1,263	96,607
Scientific Games Corp.*	2,630	37,031
Wendy's/Arby's Group, Inc.	13,578	67,890
WMS Industries, Inc.*	2,062	86,480
		875,363

Household Durables - 1.8%
American Greetings Corp.	1,596	33,261
KB Home	2,998	50,216
MDC Holdings, Inc.	1,522	52,676
Mohawk Industries, Inc.*	2,202	119,745
NVR, Inc.*	240	174,360
Ryland Group, Inc.	1,774	39,809
Toll Brothers, Inc.*	5,554	115,523
Tupperware Brands Corp.	2,474	119,296
		704,886

Household Products - 0.9%
Church & Dwight Co., Inc.	2,771	185,519
Energizer Holdings, Inc.*	2,745	172,276
		357,795

Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc.*	20,300	25,578

Industrial Conglomerates - 0.2%
Carlisle Co.'s, Inc.	2,361	89,954

Insurance - 4.6%
American Financial Group, Inc.	2,990	85,067
Arthur J. Gallagher & Co.	4,019	98,666
Brown & Brown, Inc.	4,630	82,970
Everest Re Group Ltd.	2,326	188,243
Fidelity National Financial, Inc.	9,041	133,988
First American Corp.	4,059	137,357
Hanover Insurance Group, Inc.	1,962	85,563
HCC Insurance Holdings, Inc.	4,549	125,552
Horace Mann Educators Corp.	1,587	23,900
Mercury General Corp.	1,442	63,044
Old Republic International Corp.	9,446	119,775
Protective Life Corp.	3,357	73,820
Reinsurance Group of America, Inc.	2,863	150,365
StanCorp Financial Group, Inc.	1,853	88,258
Transatlantic Holdings, Inc.	2,525	133,320
Unitrin, Inc.	2,022	56,717
WR Berkley Corp.	5,036	131,389
		1,777,994

Internet & Catalog Retail - 0.3%
NetFlix, Inc.*	1,659	122,335

Internet Software & Services - 0.9%
AOL, Inc.*	4,178	105,620
Digital River, Inc.*	1,562	47,328
Equinix, Inc.*	1,544	150,293
ValueClick, Inc.*	3,276	33,219
		336,460

IT Services - 2.7%
Acxiom Corp.*	3,196	57,336
Alliance Data Systems Corp.*	2,063	132,011
Broadridge Financial Solutions, Inc.	5,285	112,993
Convergys Corp.*	4,970	60,932
DST Systems, Inc.	1,514	62,755
Gartner, Inc.*	2,421	53,843
Global Payments, Inc.	3,195	145,532
Hewitt Associates, Inc.*	3,282	130,558
Lender Processing Services, Inc.	3,745	141,374
Mantech International Corp.*	894	43,654
NeuStar, Inc.*	2,922	73,635
SRA International, Inc.*	1,731	35,988
		1,050,611

Life Sciences - Tools & Services - 2.0%
Affymetrix, Inc.*	2,860	20,992
Bio-Rad Laboratories, Inc.*	755	78,157
Charles River Laboratories International, Inc.*	2,584	101,577
Covance, Inc.*	2,517	154,519
Mettler-Toledo International, Inc.*	1,325	144,690
Pharmaceutical Product Development, Inc.	4,647	110,366
Techne Corp.	1,465	93,306
Varian, Inc.*	1,170	60,583
		764,190

Machinery - 5.5%
AGCO Corp.*	3,627	130,100
Bucyrus International, Inc.	3,172	209,320
Crane Co.	1,895	67,273
Donaldson Co., Inc.	3,027	136,578
Federal Signal Corp.	1,975	17,795
Graco, Inc.	2,357	75,424
Harsco Corp.	3,150	100,611
IDEX Corp.	3,176	105,126
Joy Global, Inc.	4,038	228,551
Kennametal, Inc.	3,198	89,928
Lincoln Electric Holdings, Inc.	1,672	90,840
Nordson Corp.	1,323	89,858
Oshkosh Corp.*	3,513	141,714
Pentair, Inc.	3,860	137,493
SPX Corp.	1,954	129,589
Terex Corp.*	4,249	96,495
Timken Co.	3,116	93,511
Trinity Industries, Inc.	3,106	61,996
Valmont Industries, Inc.	808	66,927
Wabtec Corp.	1,869	78,722
		2,147,851

Marine - 0.3%
Alexander & Baldwin, Inc.	1,662	54,929
Kirby Corp.*	2,109	80,458
		135,387

Media - 0.8%
DreamWorks Animation SKG, Inc.*	2,970	116,988
Harte-Hanks, Inc.	1,545	19,869
John Wiley & Sons, Inc.	1,682	72,797
Lamar Advertising Co.*	2,092	71,860
Scholastic Corp.	1,032	28,896
		310,410

Metals & Mining - 1.1%
Carpenter Technology Corp.	1,725	63,135
Commercial Metals Co.	4,425	66,641
Reliance Steel & Aluminum Co.	2,520	124,060
Steel Dynamics, Inc.	8,479	148,128
Worthington Industries, Inc.	2,467	42,654
		444,618

Multiline Retail - 0.7%
99 Cents Only Stores*	1,830	29,829
Dollar Tree, Inc.*	3,462	205,020
Saks, Inc.*	6,460	55,556
		290,405

Multi-Utilities - 1.9%
Alliant Energy Corp.	4,339	144,315
Black Hills Corp.	1,573	47,741
MDU Resources Group, Inc.	7,367	158,980
NSTAR	4,189	148,374
OGE Energy Corp.	3,808	148,283
Vectren Corp.	3,183	78,684
		726,377

Office Electronics - 0.2%
Zebra Technologies Corp.*	2,307	68,287

Oil, Gas & Consumable Fuels - 3.6%
Arch Coal, Inc.	6,372	145,600
Bill Barrett Corp.*	1,565	48,061
Cimarex Energy Co.	3,289	195,301
Comstock Resources, Inc.*	1,888	60,039
Forest Oil Corp.*	4,410	113,866
Frontier Oil Corp.	4,240	57,240
Mariner Energy, Inc.*	4,125	61,751
Newfield Exploration Co.*	5,211	271,233
Overseas Shipholding Group, Inc.	1,072	42,055
Patriot Coal Corp.*	3,037	62,137
Plains Exploration & Production Co.*	5,464	163,865
Quicksilver Resources, Inc.*	4,647	65,383
Southern Union Co.	4,879	123,780
		1,410,311

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.*	4,933	44,644

Personal Products - 0.5%
Alberto-Culver Co.	3,357	87,785
NBTY, Inc.*	2,506	120,238
		208,023

Pharmaceuticals - 1.2%
Endo Pharmaceuticals Holdings, Inc.*	4,603	109,045
Medicis Pharmaceutical Corp.	2,328	58,572
Perrigo Co.	3,155	185,262
Valeant Pharmaceuticals International*	2,541	109,034
		461,913

Professional Services - 1.1%
Corporate Executive Board Co.	1,382	36,747
FTI Consulting, Inc.*	1,823	71,680
Korn/Ferry International*	1,849	32,635
Manpower, Inc.	3,085	176,215
Navigant Consulting, Inc.*	1,962	23,799
Towers Watson & Co.	1,675	79,563
		420,639

Real Estate Investment Trusts - 7.1%
Alexandria Real Estate Equities, Inc.	1,759	118,908
AMB Property Corp.	5,851	159,381
BRE Properties, Inc.	2,165	77,399
Camden Property Trust	2,517	104,783
Corporate Office Properties Trust	2,290	91,898
Cousins Properties, Inc.	4,072	33,838
Duke Realty Corp.	8,800	109,120
Equity One, Inc.	1,328	25,086
Essex Property Trust, Inc.	1,142	102,723
Federal Realty Investment Trust	2,403	174,962
Highwoods Properties, Inc.	2,799	88,812
Hospitality Properties Trust	4,838	115,870
Host Hotels & Resorts, Inc.	554	8,116
Liberty Property Trust	4,423	150,117
Macerich Co.	3,937	150,826
Mack-Cali Realty Corp.	3,106	109,487
Nationwide Health Properties, Inc.	4,605	161,866
Omega Healthcare Investors, Inc.	3,480	67,825
Potlatch Corp.	1,610	56,414
Rayonier, Inc.	3,134	142,378
Realty Income Corp.	4,094	125,645
Regency Centers Corp.	3,199	119,867
Senior Housing Properties Trust	4,996	110,661
SL Green Realty Corp.	3,053	174,845
UDR, Inc.	6,097	107,551
Weingarten Realty Investors	4,096	88,310
		2,776,688

Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	1,645	119,904

Road & Rail - 1.2%
Con-way, Inc.	1,985	69,713
JB Hunt Transport Services, Inc.	3,444	123,571
Kansas City Southern*	3,786	136,940
Landstar System, Inc.	1,973	82,826
Werner Enterprises, Inc.	1,772	41,057
		454,107

Semiconductors & Semiconductor Equipment - 2.5%
Atmel Corp.*	17,833	89,700
Cree, Inc.*	4,163	292,326
Fairchild Semiconductor International, Inc.*	5,019	53,452
Integrated Device Technology, Inc.*	6,707	41,114
International Rectifier Corp.*	2,788	63,845
Intersil Corp.	4,954	73,121
Lam Research Corp.*	5,018	187,272
RF Micro Devices, Inc.*	10,821	53,889
Semtech Corp.*	2,489	43,383
Silicon Laboratories, Inc.*	1,817	86,616
		984,718

Software - 3.6%
ACI Worldwide, Inc.*	1,378	28,401
Advent Software, Inc.*	629	28,148
ANSYS, Inc.*	3,525	152,068
Cadence Design Systems, Inc.*	10,792	71,875
FactSet Research Systems, Inc.	1,645	120,694
Fair Isaac Corp.	1,824	46,220
Informatica Corp.*	3,580	96,159
Jack Henry & Associates, Inc.	3,315	79,759
Mentor Graphics Corp.*	3,976	31,888
MICROS Systems, Inc.*	3,128	102,849
Parametric Technology Corp.*	4,706	84,943
Quest Software, Inc.*	2,465	43,852
Rovi Corp.*	4,086	151,713
Solera Holdings, Inc.	2,740	105,901
Sybase, Inc.*	3,231	150,629
Synopsys, Inc.*	5,747	128,560
		1,423,659

Specialty Retail - 4.3%
Aaron's, Inc.	2,130	71,014
Advance Auto Parts, Inc.	3,617	151,625
Aeropostale, Inc.*	3,887	112,062
American Eagle Outfitters, Inc.	8,144	150,827
AnnTaylor Stores Corp.*	2,378	49,225
Barnes & Noble, Inc.	1,598	34,549
CarMax, Inc.*	8,740	219,549
Chico's FAS, Inc.	6,980	100,652
Coldwater Creek, Inc.*	2,334	16,198
Collective Brands, Inc.*	2,595	59,010
Dick's Sporting Goods, Inc.*	3,558	92,899
Foot Locker, Inc.	6,139	92,331
Guess?, Inc.	2,282	107,208
J Crew Group, Inc.*	2,194	100,705
PetSmart, Inc.	4,848	154,942
Rent-A-Center, Inc.*	2,577	60,946
Williams-Sonoma, Inc.	4,164	109,472
		1,683,214

Textiles, Apparel & Luxury Goods - 1.2%
Fossil, Inc.*	1,944	73,367
Hanesbrands, Inc.*	3,740	104,047
Phillips-Van Heusen Corp.	2,029	116,384
Timberland Co.*	1,712	36,534
Under Armour, Inc.*	1,518	44,644
Warnaco Group, Inc.*	1,792	85,496
		460,472

Thrifts & Mortgage Finance - 1.5%
Astoria Financial Corp.	3,302	47,879
First Niagara Financial Group, Inc.	7,393	105,128
New York Community Bancorp, Inc.	17,007	281,296
NewAlliance Bancshares, Inc.	4,159	52,487
Washington Federal, Inc.	4,417	89,753
		576,543

Tobacco - 0.1%
Universal Corp.	961	50,635

Trading Companies & Distributors - 0.4%
GATX Corp.	1,863	53,375
MSC Industrial Direct Co.	1,775	90,028
United Rentals, Inc.*	2,435	22,840
		166,243

Water Utilities - 0.2%
Aqua America, Inc.	5,344	93,894

Wireless Telecommunication Services - 0.5%
Syniverse Holdings, Inc.*	2,785	54,224
Telephone & Data Systems, Inc.	3,613	122,300
		176,524

Total Equity Securities (Cost $34,488,168)		38,443,221

TOTAL INVESTMENTS (Cost $34,488,168) - 98.3%		38,443,221
Other assets and liabilities, net - 1.7%		663,872
NET ASSETS - 100%		$39,107,093
		===========

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS AMERITAS SMALL CAPITALIZATION PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2010
EQUITY SECURITIES - 99.6%	SHARES	VALUE
Auto Components - 2.3%
American Axle & Manufacturing Holdings, Inc.*	45,265	$451,745
ArvinMeritor, Inc.*	31,660	422,661
		874,406

Biotechnology - 4.0%
BioMarin Pharmaceutical, Inc.*	20,712	484,039
Cubist Pharmaceuticals, Inc.*	9,072	204,483
Onyx Pharmaceuticals, Inc.*	12,375	374,715
Regeneron Pharmaceuticals, Inc.*	10,803	286,172
Seattle Genetics, Inc.*	15,318	182,897
		1,532,306

Capital Markets - 1.4%
Broadpoint Gleacher Securities Group, Inc.*	25,485	101,940
Duff & Phelps Corp.	16,684	279,290
optionsXpress Holdings, Inc.*	10,470	170,556
		551,786

Chemicals - 2.4%
Huntsman Corp.	76,899	926,633

Commercial Banks - 1.2%
First Commonwealth Financial Corp.	32,510	218,142
UMB Financial Corp.	5,815	236,089
		454,231

Commercial Services & Supplies - 5.0%
GEO Group, Inc.*	39,310	779,124
Ritchie Bros. Auctioneers, Inc.	25,101	540,425
Waste Connections, Inc.*	17,075	579,867
		1,899,416

Communications Equipment - 2.3%
EMS Technologies, Inc.*	26,039	432,247
Riverbed Technology, Inc.*	15,645	444,318
		876,565

Computers & Peripherals - 2.5%
Compellent Technologies, Inc.*	28,354	497,613
Netezza Corp.*	36,369	465,160
		962,773

Construction & Engineering - 1.2%
MasTec, Inc.*	8,733	110,123
Northwest Pipe Co.*	15,688	342,783
		452,906

Consumer Finance - 2.9%
Cash America International, Inc.	28,505	1,125,377

Diversified Consumer Services - 3.5%
Coinstar, Inc.*	22,129	719,193
Sotheby's	19,540	607,499
		1,326,692

Electrical Equipment - 2.9%
GrafTech International Ltd.*	30,710	419,806
Regal-Beloit Corp.	11,584	688,205
		1,108,011

Electronic Equipment & Instruments - 3.3%
Coherent, Inc.*	16,661	532,486
DTS, Inc.*	21,032	715,929
		1,248,415

Energy Equipment & Services - 5.5%
Lufkin Industries, Inc.	14,897	1,179,098
OYO Geospace Corp.*	16,249	776,865
Unit Corp.*	3,740	158,127
		2,114,090

Health Care Equipment & Supplies - 4.9%
American Medical Systems Holdings, Inc.*	36,830	684,301
Cutera, Inc.*	11,068	114,775
Thoratec Corp.*	31,764	1,062,506
		1,861,582

Health Care Providers & Services - 6.6%
Amedisys, Inc.*	10,365	572,356
Centene Corp.*	18,330	440,653
Genoptix, Inc.*	15,425	547,433
Lincare Holdings, Inc.*	12,107	543,362
Psychiatric Solutions, Inc.*	14,499	432,070
		2,535,874

Health Care Technology - 5.1%
Eclipsys Corp.*	38,355	762,497
MedAssets, Inc.*	20,895	438,795
Quality Systems, Inc.	8,368	514,130
Vital Images, Inc.*	13,695	221,448
		1,936,870

Hotels, Restaurants & Leisure - 5.7%
Bally Technologies, Inc.*	18,474	748,936
BJ's Restaurants, Inc.*	32,255	751,542
Choice Hotels International, Inc.	5,228	181,987
Shuffle Master, Inc.*	60,111	492,309
		2,174,774

Household Durables - 1.8%
Universal Electronics, Inc.*	30,862	689,457

Internet Software & Services - 0.9%
Monster Worldwide, Inc.*	21,825	362,513

Life Sciences - Tools & Services - 2.1%
Bio-Rad Laboratories, Inc.*	3,455	357,662
ICON plc (ADR)*	17,156	452,918
		810,580

Metals & Mining - 1.3%
Titanium Metals Corp.*	29,655	491,976

Oil, Gas & Consumable Fuels - 2.5%
Brigham Exploration Co.*	24,685	393,726
Whiting Petroleum Corp.*	7,010	566,688
		960,414

Personal Products - 1.0%
Herbalife Ltd.	8,410	387,869

Pharmaceuticals - 0.9%
Salix Pharmaceuticals Ltd.*	5,160	192,210
VIVUS, Inc.*	15,630	136,294
		328,504

Real Estate Investment Trusts - 0.7%
Redwood Trust, Inc.	18,063	278,531

Road & Rail - 1.7%
Landstar System, Inc.	15,185	637,466

Semiconductors & Semiconductor Equipment - 8.4%
Formfactor, Inc.*	37,661	668,859
ON Semiconductor Corp.*	74,837	598,696
Teradyne, Inc.*	52,725	588,938
Varian Semiconductor Equipment Associates, Inc.*	25,830	855,490
Veeco Instruments, Inc.*	11,810	513,735
		3,225,718

Software - 10.1%
ANSYS, Inc.*	17,430	751,930
Informatica Corp.*	29,580	794,519
Radiant Systems, Inc.*	14,961	213,493
Rovi Corp.*	26,725	992,299
SuccessFactors, Inc.*	18,414	350,603
TIBCO Software, Inc.*	71,042	766,543
		3,869,387

Specialty Retail - 4.8%
Chico's FAS, Inc.	18,385	265,112
Genesco, Inc.*	36,112	1,119,833
Vitamin Shoppe, Inc.*	20,067	450,504
		1,835,449

Textiles, Apparel & Luxury Goods - 0.7%
Steven Madden Ltd.*	5,870	286,456

Total Equity Securities (Cost $29,774,931)		38,127,027

TIME DEPOSIT - 1.0%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.01%, 4/1/10	$367,929	367,929

Total Time Deposit (Cost $367,929)		367,929

TOTAL INVESTMENTS (Cost $30,142,860) - 100.6%		38,494,956
Other assets and liabilities, net - (0.6%)		(229,320)
NET ASSETS - 100%		$38,265,636
		==========

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipt

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS AMERITAS CORE STRATEGIES PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2010
EQUITY SECURITIES - 95.8%	SHARES	VALUE
Aerospace & Defense - 4.5%
Boeing Co.	46,500	$3,376,365
Lockheed Martin Corp.	32,000	2,663,040
		6,039,405

Biotechnology - 3.0%
Gilead Sciences, Inc.*	88,400	4,020,432

Chemicals - 2.2%
Monsanto Co.	41,600	2,971,072

Commercial Banks - 5.0%
Mitsubishi UFJ Financial Group, Inc. (ADR)	526,700	2,754,641
US Bancorp	155,100	4,013,988
		6,768,629

Computers & Peripherals - 4.7%
Dell, Inc.*	322,100	4,834,721
NCR Corp.*	110,600	1,526,280
		6,361,001

Diversified Financial Services - 3.8%
JPMorgan Chase & Co.	112,600	5,038,850

Diversified Telecommunication Services - 2.7%
AT&T, Inc.	83,300	2,152,472
Level 3 Communications, Inc.*	875,900	1,418,958
		3,571,430

Electric Utilities - 2.9%
Entergy Corp.	48,130	3,915,376

Electronic Equipment & Instruments - 0.9%
Corning, Inc.	56,673	1,145,361

Energy Equipment & Services - 2.4%
Transocean Ltd.*	37,600	3,247,888

Food & Staples Retailing - 0.3%
Rite Aid Corp.*	292,500	438,750

Health Care Equipment & Supplies - 4.1%
Inverness Medical Innovations, Inc.*	64,300	2,504,485
Varian Medical Systems, Inc.*	54,815	3,032,914
		5,537,399

Health Care Providers & Services - 1.2%
Community Health Systems, Inc.*	42,440	1,567,309

Health Care Technology - 0.1%
Eclipsys Corp.*	5,944	118,167

Hotels, Restaurants & Leisure - 1.2%
Life Time Fitness, Inc.*	56,100	1,576,410

Insurance - 7.7%
ACE Ltd.	80,100	4,189,230
Hartford Financial Services Group, Inc.	98,555	2,800,933
Transatlantic Holdings, Inc.	63,600	3,358,080
		10,348,243

Internet Software & Services - 3.1%
Google, Inc.*	7,364	4,175,462

IT Services - 6.6%
Amdocs Ltd.*	95,000	2,860,450
Computer Sciences Corp.*	30,089	1,639,550
Fiserv, Inc.*	87,100	4,421,196
		8,921,196

Life Sciences - Tools & Services - 3.7%
Thermo Fisher Scientific, Inc.*	95,600	4,917,664

Media - 7.6%
Comcast Corp., Special Class A	265,350	4,768,339
DIRECTV*	99,500	3,364,095
DISH Network Corp.	98,900	2,059,098
		10,191,532

Metals & Mining - 3.0%
United States Steel Corp.	62,300	3,957,296

Oil, Gas & Consumable Fuels - 11.2%
ConocoPhillips	84,800	4,339,216
Exxon Mobil Corp.	77,600	5,197,648
Marathon Oil Corp.	137,700	4,356,828
SandRidge Energy, Inc.*	152,500	1,174,250
		15,067,942

Pharmaceuticals - 5.7%
Eli Lilly & Co.	129,375	4,685,962
Roche Holding AG (ADR)	74,100	3,002,532
		7,688,494

Semiconductors & Semiconductor Equipment - 1.4%
MEMC Electronic Materials, Inc.*	48,001	735,855
ON Semiconductor Corp.*	143,250	1,146,000
		1,881,855

Software - 3.4%
ANSYS, Inc.*	47,800	2,062,092
Microsoft Corp.	87,100	2,549,417
		4,611,509

Wireless Telecommunication Services - 3.4%
China Mobile Ltd. (ADR)	66,440	3,197,093
Leap Wireless International, Inc.*	81,100	1,326,796
		4,523,889

Total Equity Securities (Cost $120,731,304)		128,602,561

CORPORATE BONDS - 1.1%	PRINCIPAL AMOUNT
Hertz Global Holdings, Inc., 5.25%, 6/1/14	$1,016,000	1,431,900
Level 3 Communications, Inc., 2.875%, 7/15/10	65,000	64,697

Total Corporate Bonds (Cost $1,084,166)		1,496,597

TIME DEPOSIT - 3.8%
State Street Corp. Time Deposit, 0.01%, 4/1/10	5,038,258	5,038,258

Total Time Deposit (Cost $5,038,258)		5,038,258

TOTAL INVESTMENTS (Cost $126,853,728) - 100.7%		135,137,416
Other assets and liabilities, net - (0.7%)		(953,569)
NET ASSETS - 100%		$134,183,847
		==========

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipt

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: The Ameritas Portfolios (the "Portfolios") are a series of Calvert Variable Series, Inc. ("CVS" or the "Fund"), an open-end management investment company, registered under the Investment Company Act of 1940. The Fund is comprised of eleven separate portfolios, six of which are reported herein. The Small Capitalization, MidCap Growth, Core Strategies, and Money Market Portfolios are registered as diversified portfolios. The MidCap Value and Small Company Equity Portfolios are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At March 31, 2010, no securities were valued were fair valued in good faith under the direction of the Board of Directors.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2010:

Core Strategies	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$128,602,561	-	-	$128,602,561
Other debt obligations	-	$5,038,258	-	5,038,258
Corporate debt	-	1,496,597	-	1,496,597
TOTAL	$128,602,561	$6,534,855	-	$135,137,416
	============================================================

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Small Capitalization	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$38,127,027	-	-	$38,127,027
Other debt obligations	-	$367,929	-	367,929
TOTAL	$38,127,027	$367,929	-	$38,494,956
	==========================================================

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Midcap Growth	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$38,443,221	-	-	$38,443,221
TOTAL	$38,443,221	-	-	$38,443,221
	=========================================================

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Money Market	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$27,008,545	-	$27,008,545
Municipal obligations	-	3,122,315	-	3,122,315
Municipal commercial paper	-	3,000,000	-	3,000,000
Variable rate demand notes	-	56,747,000	-	56,747,000
TOTAL	-	$89,877,860	-	$89,877,860
	=========================================================

Midcap Value	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$19,730,058	-	-	$19,730,058
Corporate debt	-	$78,237	-	78,237
Other debt obligations	-	283,313	-	283,313
TOTAL	$19,730,058	$361,550	-	$20,091,608
	=========================================================

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Small Company Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$10,928,517	-	-	$10,928,517
TOTAL	$10,928,517	-	-	$10,928,517
	=========================================================

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Futures Contracts: The Portfolios may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolios may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations. The Portfolios are subject to market risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolios may use futures contracts to hedge against changes in the value of securities, interest rates or foreign currencies. The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolios' understanding of the applicable country's tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolios have an arrangement with their custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolios' cash on deposit with the bank. These credits are used to reduce the Portfolios' expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolios intends to continue to qualify as regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements".  ASU 2010-06 requires reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010.  Effective, January 1, 2010, management has implemented the ASU 2010-06 requirement to disclose the amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. At this time, management is evaluating the implications of ASU No. 2010-06 disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures and its impact on the financial statements has not been determined.

NOTE B -- TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2010, and net realized capital loss carryforwards as of December 31, 2009 with expiration dates:
	MONEY MARKET	SMALL CAPITALIZATION	MIDCAP GROWTH
Federal income tax cost	$89,877,860	$30,412,786	$34,583,499
	=================================================
Unrealized appreciation	-	9,101,478	4,281,946
Unrealized (depreciation)	-	(1,019,308)	(422,224)
Net appreciation (depreciation)	-	$8,082,170	$3,859,722
	=================================================

	CORE STRATEGIES	MIDCAP VALUE	SMALL COMPANY EQUITY
Federal income tax cost	$127,491,608	$17,623,082	$9,068,637
	=================================================
Unrealized appreciation	15,341,908	3,274,320	2,098,314
Unrealized (depreciation)	(7,696,100)	(805,794)	(238,434)
Net appreciation (depreciation)	$7,645,808	$2,468,526	$1,859,880
	=================================================

CAPITAL LOSS CARRYFORWARDS
EXPIRATION DATE	CORE STRATEGIES	SMALL CAPITALIZATION	SMALL COMPANY EQUITY
31-Dec-10	$9,883,188	$11,902,668	-
31-Dec-13	-	361,070	-
31-Dec-16	15,142,774	3,032,931	$948,947
31-Dec-17	4,955,593	2,085,418	2,217,622
	$29,981,555	$17,382,087	$3,166,569
	=================================================

EXPIRATION DATE	MIDCAP VALUE	MIDCAP GROWTH
31-Dec-16	$8,054,646	$22,988,922
31-Dec-17	8,907,251	459,290
	$16,961,897	$23,448,212
	==============================

Capital loss carryforwards may be utilized to offset future capital gains until expiration.

NOTE C -- SUBSEQUENT EVENTS

On April 30, 2010, the net assets of the Calvert Variable Series, Inc., Ameritas MidCap Growth Portfolio merged into the Summit Mutual Funds, Inc., S&P MidCap 400 Index Portfolio. The merger was accomplished by a tax-free exchange of shares of the S&P MidCap 400 Index Portfolio for shares of the Ameritas MidCap Growth Portfolio outstanding at April 30, 2010.

On April 30, 2010, the net assets of the Calvert Variable Series, Inc., Ameritas Small Company Equity Portfolio merged into the Summit Mutual Funds, Inc., Russell 2000 Small Cap Index Portfolio. The merger was accomplished by a tax-free exchange of shares of the Russell 2000 Small Cap Index Portfolio for shares of the Ameritas Small Company Equity Portfolio outstanding at April 30, 2010.

On April 30, 2010, the Ameritas Core Strategies Portfolio, Ameritas Small Capitalization Portfolio, Ameritas Mid-Cap Value Portfolio, and Ameritas Money Market Portfolio were renamed the Calvert VP SRI Strategic Portfolio, Calvert VP Small Cap Growth Portfolio, Calvert VP Mid Cap Value Portfolio, and Calvert VP Money Market Portfolio, respectively.

Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE SERIES, INC.
By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek Chairperson -- Principal Executive Officer
Date:	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Chairperson -- Principal Executive Officer

Date:  May 28, 2010

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer

Date:  May 28, 2010